                                                       Registration No. 33-82658
                                                                        811-8704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                         Post-Effective Amendment No. 15

                                GROUP VEL ACCOUNT
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b)
         |X| on November 1, 2001 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a) (1)
         ___ on (date) pursuant to paragraph (a) (1)
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 15 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus of the Group VEL Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001. All other pertinent information regarding this Registration Statement, including the Prospectus was previously filed in Registrant's Post-Effective Amendment No. 14 on April 26, 2001 and any supplements thereto, are incorporated by reference herein.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2           CAPTION IN PROSPECTUS
1                     Cover Page
2                     Cover Page
3                     Not Applicable
4                     Distribution
5                     The Company, The Group VEL Account
6                     The Group VEL Account
7                     Not Applicable
8                     Not Applicable
9                     Legal Proceedings
10                    Summary; Description of the Company, The Group VEL Account and the Underlying
                      Funds; The Certificate; Certificate Termination and Reinstatement; Other
                      Certificate Provisions
11                    Summary; The Underlying Funds;  Investment Objectives and Policies
12                    Summary; The Underlying Funds
13                    Summary; The Underlying Funds; Charges and Deductions
14                    Summary; Enrollment Form for a Certificate
15                    Summary; Enrollment Form for a Certificate; Premium Payments; Allocation of
                      Net Premiums
16                    The Group VEL Account; The Underlying Funds; Premium Payments; Allocation of
                      Net Premiums
17                    Summary; Surrender; Partial Withdrawal; Charges and Deductions;
                      Certificate Termination and Reinstatement
18                    The Group VEL Account; The Underlying Funds; Premium Payments
19                    Reports; Voting Rights
20                    Not Applicable
21                    Summary; Certificate Loans; Other Certificate Provisions
22                    Other Certificate Provisions
23                    Not Required
24                    Other Certificate Provisions
25                    The Company
26                    Not Applicable
27                    The Company
28                    Directors and Principal Officers of the Company
29                    The Company
30                    Not Applicable
31                    Not Applicable
32                    Not Applicable
33                    Not Applicable
34                    Not Applicable
35                    Distribution
36                    Not Applicable


37                    Not Applicable
38                    Summary; Distribution
39                    Summary; Distribution
40                    Not Applicable
41                    The Company, Distribution
42                    Not Applicable
43                    Not Applicable
44                    Premium Payments; Certificate Value and Surrender Value
45                    Not Applicable
46                    Certificate Value and Surrender Value; Federal Tax Considerations
47                    The Company
48                    Not Applicable
49                    Not Applicable
50                    The Group VEL Account
51                    Cover Page; Summary; Charges and Deductions; The Certificate;
                      Certificate Termination and Reinstatement;  Other Certificate Provisions
52                    Addition, Deletion or Substitution of Investments
53                    Federal Tax Considerations
54                    Not Applicable
55                    Not Applicable
56                    Not Applicable
57                    Not Applicable
58                    Not Applicable
59                    Not Applicable

                               GROUP VEL ACCOUNT
                       (GROUP VARI-EXCEPTIONAL LIFE PLUS)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                      ***

Two new Sub-Accounts are available under the Certificate. The Sub-Accounts will invest exclusively in shares of Alliance Growth & Income Portfolio of Alliance Variable Products Series Fund, Inc. (Class B) and Janus Aspen Worldwide Growth Portfolio of Janus Aspen Series (Service Shares). As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

The following funds are inserted on the first page of the Prospectus:

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Alliance Growth & Income Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Worldwide Growth Portfolio (inserted after Janus Aspen Aggressive Growth Portfolio)

Under UNDERLYING FUNDS ("FUNDS") of SPECIAL TERMS, "the Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance")" is inserted alphabetically into the listing. The word "Portfolio" before "of Janus Aspen Series ("Janus Aspen")" is replaced with "Portfolios."

Under CHARGES OF THE UNDERLYING FUNDS of SUMMARY OF FEES AND CHARGES, the following information on the Alliance Growth & Income Portfolio and Janus Aspen Worldwide Growth Portfolio is inserted alphabetically into the Underlying Fund Expenses table:

                                       MANAGEMENT FEE              OTHER EXPENSES      TOTAL FUND
                                         (AFTER ANY                  (AFTER ANY      EXPENSES (AFTER
                                         VOLUNTARY       12B-1       APPLICABLE       ANY WAIVERS/
UNDERLYING FUND                           WAIVERS)        FEES     REIMBURSEMENTS)   REIMBURSEMENTS)
---------------                        --------------   --------   ---------------   ---------------
Alliance Growth & Income Portfolio
 (Class B)...........................        0.63%        0.25%          0.07%        0.95%
Janus Aspen Worldwide Growth
 Portfolio (Service Shares)..........        0.65%        0.25%          0.05%        0.95%(7)

The first sentence of footnote (7) is amended as follows:

    Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Janus Aspen Aggressive Growth Portfolio and the Janus Aspen Worldwide Growth Portfolio.

The first paragraph under INVESTMENT OPTIONS of SUMMARY OF CERTIFICATE FEATURES is amended and replaced in its entirety with:

    The Certificates permit Net Premiums to be allocated either to the General Account or to the Separate Account. The Separate Account consists of 37 Sub-Accounts, of which 29 are available under the Certificates. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust") managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), of the Alliance Variable Products
    Series Fund, Inc., managed by Alliance Capital Management, L.P. ("Alliance Capital"), of the Delaware Group Premium Fund ("DGPF") managed by Delaware International Advisers Ltd., of the

    Fidelity Variable Insurance Products Fund ("Fidelity VIP") or the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") managed by Fidelity Management & Research Company, of Janus Aspen Series ("Janus Aspen") managed by Janus Capital, of PIMCO Variable Insurance Trust ("PIMCO") managed by Pacific Investment Management Company LLC, of T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by Rowe Price-Fleming
    International, Inc., or of The Universal Institutional Funds, Inc. ("UIF") (formerly Morgan Stanley Dean Witter Universal Funds, Inc.) managed by Morgan Stanley Asset Management ("MSAM"). The UIF Fixed Income Portfolio is available only to employees of Duke Energy Corporation and its affiliates. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Certificates permit you to transfer Certificate Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE CERTIFICATE -- "Transfer Privilege".

The third and fourth sentences of the second paragraph under THE SEPARATE ACCOUNT of DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS are replaced with the following:

    The Separate Account currently has 37 Sub-Accounts, of which 29 are available under this Certificate. Currently, the Certificate Owner may select up to 27 Sub-Accounts of the 29 that are available under the Certificate. The Certificate Owners may make allocations only to those selected Sub-Accounts over the life of the Certificate. A Certificate Owner may have allocations in up to 20 Sub-Accounts at any one time.

Under THE UNDERLYING FUNDS of DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS, the following sub-heading is inserted:

    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

    Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Policy: Alliance Growth and Income Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

The fourth sentence under the sub-heading of JANUS ASPEN SERIES under THE UNDERLYING FUNDS of DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS is amended to read as follows:

    Two of its investment portfolios are currently available under the
    Certificate: Janus Aspen Aggressive Growth Portfolio and Janus Aspen Worldwide Growth Portfolio.

The following objectives are inserted alphabetically under INVESTMENT OBJECTIVES AND POLICIES:

    ALLIANCE GROWTH & INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

    JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

In APPENDIX E -- PERFORMANCE INFORMATION, the following two funds are inserted alphabetically into the performance tables:

                                   TABLE I(A)

                                                                                          TEN YEARS
                                                                                            OR
                                                SUB-ACCOUNT    ONE-YEAR                   LIFE OF
                                                INCEPTION        TOTAL           5        SUB-ACCOUNT
                                                  DATE          RETURN         YEARS      (IF LESS)
Alliance Growth & Income Portfolio (Class B)         N/A                N/A       N/A        N/A
Janus Aspen Worldwide Growth Portfolio
  (Service Shares)                                   N/A                N/A       N/A        N/A

                                   TABLE I(B)

                                                                                          TEN YEARS
                                                                                            OR
                                                SUB-ACCOUNT    ONE-YEAR                   LIFE OF
                                                INCEPTION        TOTAL           5        SUB-ACCOUNT
                                                  DATE          RETURN         YEARS      (IF LESS)
Alliance Growth & Income Portfolio (Class B)         N/A                N/A       N/A        N/A
Janus Aspen Worldwide Growth Portfolio
  (Service Shares)                                   N/A                N/A       N/A        N/A

                                  TABLE II(A)

                                                                                          TEN YEARS
                                                UNDERLYING                                  OR
                                                PORTFOLIO      ONE-YEAR                   LIFE OF
                                                INCEPTION        TOTAL           5         FUND
                                                  DATE          RETURN         YEARS      (IF LESS)
Alliance Growth & Income Portfolio (Class B)    09/05/89            -100.00%    11.30%     10.43%
Janus Aspen Worldwide Growth Portfolio
  (Service Shares)                              12/31/97            -100.00%    14.28%      0.62%

                                  TABLE II(B)

                                                                                          TEN YEARS
                                                UNDERLYING                                  OR
                                                PORTFOLIO      ONE-YEAR                   LIFE OF
                                                INCEPTION        TOTAL           5         FUND
                                                  DATE          RETURN         YEARS      (IF LESS)
Alliance Growth & Income Portfolio (Class B)    09/05/89              12.87%    18.55%     14.26%
Janus Aspen Worldwide Growth Portfolio
  (Service Shares)                              12/31/97             -16.75%    21.55%     20.83%

                                      ***

                                               SUPPLEMENT DATED NOVEMBER 2, 2001

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
JUNE 30, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                            (UNAUDITED)      (UNAUDITED)
                                                           QUARTER ENDED   SIX MONTHS ENDED
                                                              JUNE 30,         JUNE 30,
 (IN MILLIONS)                                              2001    2000    2001     2000
 -------------                                             ------  ------  -------  -------
 REVENUES
     Premiums............................................  $ --    $  0.4  $  0.1   $  0.8
     Universal life and investment product policy fees...    90.7    94.0   183.0    187.1
     Net investment income...............................    41.6    34.6    77.0     70.4
     Net realized investment losses......................   (10.1)   (5.8)  (12.7)    (7.5)
     Other income........................................    19.8    22.0    40.6     42.2
                                                           ------  ------  ------   ------
         Total revenues..................................   142.0   145.2   288.0    293.0
                                                           ------  ------  ------   ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses.....................    48.9    35.3    94.3     79.9
     Policy acquisition expenses.........................    13.9    18.6    31.6     40.5
     Other operating expenses............................    54.8    50.9   109.9     98.2
     Restructuring costs.................................    --       4.6    --        4.6
                                                           ------  ------  ------   ------
         Total benefits, losses and expenses.............   117.6   109.4   235.8    223.2
                                                           ------  ------  ------   ------
 Income before federal income taxes......................    24.4    35.8    52.2     69.8
                                                           ------  ------  ------   ------
 FEDERAL INCOME TAX EXPENSE
     Current.............................................   (42.9)   (1.6)  (40.7)    (5.6)
     Deferred............................................    51.8    14.2    55.7     30.1
                                                           ------  ------  ------   ------
         Total federal income tax expense................     8.9    12.6    15.0     24.5
                                                           ------  ------  ------   ------
 Net income..............................................  $ 15.5  $ 23.2  $ 37.2   $ 45.3
                                                           ======  ======  ======   ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

                                                           (UNAUDITED)    (AUDITED)
                                                            JUNE 30,    DECEMBER 31,
 (IN MILLIONS)                                                2001          2000
 -------------                                             -----------  -------------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,529.6 and $1,241.9)............................  $  1,554.0     $  1,270.0
     Equity securities at fair value (cost of $50.8 and
       $25.2)............................................        49.7           35.8
     Mortgage loans......................................       193.8          200.1
     Policy loans........................................       190.4          185.4
     Real estate and other long term investments.........         6.4           15.1
                                                           ----------     ----------
         Total investments...............................     1,994.3        1,706.4
                                                           ----------     ----------
   Cash and cash equivalents.............................       187.1           50.8
   Accrued investment income.............................        38.8           33.7
   Deferred policy acquisition costs.....................     1,409.6        1,344.2
   Reinsurance receivables on paid and unpaid losses,
     benefits and unearned premiums......................       291.2          280.2
   Other assets..........................................       103.1           69.3
   Separate account assets...............................    14,069.1       14,688.2
                                                           ----------     ----------
         Total assets....................................  $ 18,093.2     $ 18,172.8
                                                           ==========     ==========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $  2,487.9     $  2,188.4
     Outstanding claims and losses.......................        14.2           15.6
     Unearned premiums...................................         2.4            2.5
     Contractholder deposit funds and other policy
       liabilities.......................................       148.6           42.5
                                                           ----------     ----------
         Total policy liabilities and accruals...........     2,653.1        2,249.0
                                                           ----------     ----------
   Expenses and taxes payable............................        72.5          138.6
   Reinsurance premiums payable..........................        11.0           16.4
   Deferred federal income taxes.........................       229.1          168.5
   Separate account liabilities..........................    14,069.1       14,688.2
                                                           ----------     ----------
         Total liabilities...............................    17,034.8       17,260.7
                                                           ----------     ----------
   Commitments and Contingencies (Note 5)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 shares issued and outstanding.....         2.5            2.5
   Additional paid in capital............................       523.8          423.7
   Accumulated other comprehensive losses................        13.7            4.7
   Retained earnings.....................................       518.4          481.2
                                                           ----------     ----------
         Total shareholder's equity......................     1,058.4          912.1
                                                           ----------     ----------
         Total liabilities and shareholder's equity......  $ 18,093.2     $ 18,172.8
                                                           ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED
                                                      JUNE 30,
 (IN MILLIONS)                                      2001     2000
 -------------                                    --------  -------
 COMMON STOCK...................................  $    2.5  $  2.5
                                                  --------  ------
 ADDITIONAL PAID IN CAPITAL
     Balance at end of period...................     523.8   423.7
                                                  --------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.7)
     Appreciation during the period:
       Net appreciation (depreciation) on
         available for sale securities                13.9    (0.6)
       (Provision) benefit for deferred federal
         income taxes...........................      (4.9)    0.2
                                                  --------  ------
       Other comprehensive income (loss)........       9.0    (0.5)
                                                  --------  ------
     Balance at end of period...................      13.7    (3.1)
                                                  --------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7
     Net income.................................      37.2    45.3
                                                  --------  ------
     Balance at end of period...................     518.4   407.0
                                                  --------  ------
         Total shareholder's equity.............  $1,058.4  $830.2
                                                  ========  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                               QUARTER ENDED      SIX MONTHS
                                                  JUNE 30,      ENDED JUNE 30,
 (IN MILLIONS)                                  2001    2000    2001     2000
 -------------                                 ------  ------  -------  -------
 Net Income..................................  $15.5   $18.2    $37.2    $45.3
 Other comprehensive income:
     Net (depreciation) appreciation on
       available for sale securities.........   (7.8)  (31.1)    13.9     (0.7)
     (Benefit) provision for deferred federal
       income taxes..........................    2.8    10.8     (4.9)     0.2
                                               -----   -----    -----    -----
         Other comprehensive income
           (losses)..........................    5.0   (20.3)     9.0     (0.5)
                                               -----   -----    -----    -----
 Comprehensive income (losses)...............  $10.5   $(2.1)   $46.2    $44.9
                                               -----   -----    -----    -----

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                 (UNAUDITED)
                                               SIX MONTHS ENDED
                                                   JUNE 30,
 (IN MILLIONS)                                  2001     2000
 -------------                                 -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  37.2  $  45.3
     Adjustments to reconcile net income to
       net cash provided by (used in)
       operating activities:
         Net realized gains..................     12.7      7.4
         Net amortization and depreciation...     (3.3)    (1.6)
         Deferred federal income taxes.......     55.7     30.1
         Change in deferred acquisition
           costs.............................    (71.6)  (103.2)
         Change in premiums and notes
           receivable, net of reinsurance....     (5.2)     9.1
         Change in accrued investment
           income............................     (5.0)     2.9
         Change in policy liabilities and
           accruals, net.....................    404.9   (109.6)
         Change in reinsurance receivable....     (7.8)   (10.0)
         Change in expenses and taxes
           payable...........................    (69.1)   (47.6)
         Separate account activity, net......      0.4     (0.1)
         Other, net..........................    (28.8)    (4.7)
                                               -------  -------
             Net cash provided (used in) by
               operating activities..........    320.1   (182.0)
                                               -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................     95.8    275.0
     Proceeds from disposals of equity
       securities............................    --         0.7
     Proceeds from disposals of other
       investments...........................      9.1     14.9
     Proceeds from mortgages matured or
       collected.............................      5.4     24.6
     Purchase of available-for-sale fixed
       maturities............................   (374.2)  (175.2)
     Purchase of equity securities...........     (9.6)   --
     Purchase of other investments...........     (5.3)   (19.3)
     Other investing activities, net.........     (5.0)    13.8
                                               -------  -------
         Net cash provided by investing
           activities........................   (283.8)   134.5
                                               -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from capital paid in...........    100.0    --
                                               -------  -------
         Net cash provided by financing
           activities........................    100.0    --
                                               -------  -------
 Net change in cash and cash equivalents.....    136.3    (47.5)
 Cash and cash equivalents, beginning of
  period.....................................     50.8    132.9
                                               -------  -------
 Cash and cash equivalents, end of period....  $ 187.1  $  85.4
                                               =======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). The consolidated accounts of AFLIAC include the accounts of Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc subsidiaries which are principally brokerage and investment advisory subsidiaries. In addition, included in the Company's consolidated financial statements are the accounts of five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors. In April, 2001, the Company's parent, FAFLIC, contributed $100.0 million of additional paid-in capital consisting of $91.4 million of securities and $8.6 million of cash.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The Company is currently assessing the impact of the adoption of Statement No. 142.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

         NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement became effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on
January 1, 2001.

3.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

4.  FEDERAL INCOME TAXES

Federal income tax expense for the periods ended June 30, 2001 and 2000, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

5.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

         NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

6.  STATUTORY FINANCIAL INFORMATION

CODIFICATION

In 1998, the NAIC adopted Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of this adoption on the Company's financial condition as recorded as a direct adjustment to unassigned surplus is an increase of $22.2 million (unaudited).

                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)

                                                  SELECT                                                   SELECT
                                      CORE      INVESTMENT     MONEY       EQUITY       GOVERNMENT       AGGRESSIVE
                                     EQUITY    GRADE INCOME    MARKET       INDEX          BOND            GROWTH
                                   ----------  ------------  ----------  -----------  --------------  ----------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....  $4,007,540  $83,355,509   $6,795,035  $8,437,660     $1,346,789       $1,586,772
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................          --           --          --           --             --               --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds II (VIP II)..............          --           --          --           --             --               --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................          --           --          --           --             --               --
Investments in shares of Delaware
  Group Premium Fund.............          --           --          --           --             --               --
Investments in shares of The
  Universal Institutional
  Funds, Inc.....................          --           --          --           --             --               --
Investments in shares of AIM
  Variable Insurance Funds.......          --           --          --           --             --               --
Investments in shares of The
  Alger American Fund
  Portfolios.....................          --           --          --           --             --               --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc...............          --           --          --           --             --               --
Investment in shares of Franklin
  Templeton Variable Insurance
  Products Trust.................          --           --          --           --             --               --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......          --           --          --           --             --               --
                                   ----------  -----------   ----------  ----------     ----------       ----------
  Total assets...................   4,007,540   83,355,509   6,795,035    8,437,660      1,346,789        1,586,772

LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............          --           20          --           --             --               --
                                   ----------  -----------   ----------  ----------     ----------       ----------
Net assets.......................  $4,007,540  $83,355,489   $6,795,035  $8,437,660     $1,346,789       $1,586,772
                                   ==========  ===========   ==========  ==========     ==========       ==========

Net asset distribution by
  category:
  Variable life policies.........  $4,007,540  $83,355,489   $6,795,035  $8,437,660     $1,346,789       $1,586,772
                                   ==========  ===========   ==========  ==========     ==========       ==========

Units outstanding, June 30,
  2001...........................   1,762,828   54,552,574   4,886,888    3,279,845        921,062          896,084
Net asset value per unit,
  June 30, 2001..................  $ 2.273328  $  1.527976   $1.390494   $ 2.572531     $ 1.462204       $ 1.770790

                                                      SELECT                        SELECT
                                      SELECT          GROWTH       SELECT VALUE  INTERNATIONAL
                                      GROWTH        AND INCOME     OPPORTUNITY      EQUITY
                                   ------------  ----------------  ------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....  $31,651,518      $1,407,492     $29,188,035     $6,673,370
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................           --              --              --             --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds II (VIP II)..............           --              --              --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................           --              --              --             --
Investments in shares of Delaware
  Group Premium Fund.............           --              --              --             --
Investments in shares of The
  Universal Institutional
  Funds, Inc.....................           --              --              --             --
Investments in shares of AIM
  Variable Insurance Funds.......           --              --              --             --
Investments in shares of The
  Alger American Fund
  Portfolios.....................           --              --              --             --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc...............           --              --              --             --
Investment in shares of Franklin
  Templeton Variable Insurance
  Products Trust.................           --              --              --             --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......           28              --              53             --
                                   -----------      ----------     -----------     ----------
  Total assets...................   31,651,546       1,407,492      29,188,088      6,673,370
LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............           --              --              --              6
                                   -----------      ----------     -----------     ----------
Net assets.......................  $31,651,546      $1,407,492     $29,188,088     $6,673,364
                                   ===========      ==========     ===========     ==========
Net asset distribution by
  category:
  Variable life policies.........  $31,651,546      $1,407,492     $29,188,088     $6,673,364
                                   ===========      ==========     ===========     ==========
Units outstanding, June 30,
  2001...........................   13,384,078         675,269      11,568,662      3,880,751
Net asset value per unit,
  June 30, 2001..................  $  2.364851      $ 2.084341     $  2.523024     $ 1.719606

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                      SELECT       SELECT       SELECT     FIDELITY       FIDELITY         FIDELITY
                                     CAPITAL      EMERGING    STRATEGIC       VIP           VIP              VIP
                                   APPRECIATION    MARKETS      GROWTH    HIGH INCOME  EQUITY-INCOME        GROWTH
                                   ------------  -----------  ----------  -----------  --------------  ----------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....   $1,663,910    $  49,239   $   4,515   $       --     $      --        $       --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................           --           --          --    1,401,690       475,323         3,771,964
Investments in shares of Fidelity
  Variable Insurance Products
  Funds II (VIP II)..............           --           --          --           --            --                --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................           --           --          --           --            --                --
Investments in shares of Delaware
  Group Premium Fund.............           --           --          --           --            --                --
Investments in shares of The
  Universal Institutional
  Funds, Inc.....................           --           --          --           --            --                --
Investments in shares of AIM
  Variable Insurance Funds.......           --           --          --           --            --                --
Investments in shares of The
  Alger American Fund
  Portfolios.....................           --           --          --           --            --                --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc...............           --           --          --           --            --                --
Investment in shares of Franklin
  Templeton Variable Insurance
  Products Trust.................           --           --          --           --            --                --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......           --           --          --           --            --                --
                                    ----------    ---------   ---------   ----------     ---------        ----------
  Total assets...................    1,663,910       49,239       4,515    1,401,690       475,323         3,771,964

LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............           --           --          --           --            --                --
                                    ----------    ---------   ---------   ----------     ---------        ----------
  Net assets.....................   $1,663,910    $  49,239   $   4,515   $1,401,690     $ 475,323        $3,771,964
                                    ==========    =========   =========   ==========     =========        ==========

Net asset distribution by
  category:
  Variable life policies.........   $1,663,910    $  49,239   $   4,515   $1,401,690     $ 475,323        $3,771,964
                                    ==========    =========   =========   ==========     =========        ==========
Units outstanding, June 30,
  2001...........................      635,205       48,486       6,907    1,268,937       212,201         1,386,856
Net asset value per unit,
  June 30, 2001..................   $ 2.619481    $1.015564   $0.653537   $ 1.104618     $2.239959        $ 2.719807

                                     FIDELITY        FIDELITY       FIDELITY      FIDELITY
                                       VIP            VIP II         VIP II        VIP II
                                     OVERSEAS     ASSET MANAGER    CONTRAFUND    INDEX 500
                                   ------------  ----------------  -----------  ------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....   $      --       $       --      $      --   $        --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................     128,805               --             --            --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds II (VIP II)..............          --        1,517,725            510    54,337,955
Investment in shares of T. Rowe
  Price International
  Series, Inc....................          --               --             --            --
Investments in shares of Delaware
  Group Premium Fund.............          --               --             --            --
Investments in shares of The
  Universal Institutional
  Funds, Inc.....................          --               --             --            --
Investments in shares of AIM
  Variable Insurance Funds.......          --               --             --            --
Investments in shares of The
  Alger American Fund
  Portfolios.....................          --               --             --            --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc...............          --               --             --            --
Investment in shares of Franklin
  Templeton Variable Insurance
  Products Trust.................          --               --             --            --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......          --               --             --            --
                                    ---------       ----------      ---------   -----------
  Total assets...................     128,805        1,517,725            510    54,337,955
LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............          --               --             --            --
                                    ---------       ----------      ---------   -----------
  Net assets.....................   $ 128,805       $1,517,725      $     510   $54,337,955
                                    =========       ==========      =========   ===========
Net asset distribution by
  category:
  Variable life policies.........   $ 128,805       $1,517,725      $     510   $54,337,955
                                    =========       ==========      =========   ===========
Units outstanding, June 30,
  2001...........................      82,352          824,644            600    55,752,165
Net asset value per unit,
  June 30, 2001..................   $1.564069       $ 1.840462      $0.850730   $  0.974629

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                   T. ROWE PRICE     DGPF         DGPF           DGPF             DGPF
                                   INTERNATIONAL    GROWTH       CAPITAL         CASH            GROWTH           DGPF
                                       STOCK       & INCOME     RESERVES       RESERVE       OPPORTUNITIES      BALANCED
                                   -------------  -----------  -----------  --------------  ----------------  ------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....    $      --     $      --    $      --     $       --       $       --      $      --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................           --            --           --             --               --             --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds II (VIP II)..............           --            --           --             --               --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................      640,167            --           --             --               --             --
Investments in shares of Delaware
  Group Premium Fund.............           --        63,692          217            374           21,552          7,312
Investments in shares of The
  Universal Institutional
  Funds, Inc.....................           --            --           --             --               --             --
Investments in shares of AIM
  Variable Insurance Funds.......           --            --           --             --               --             --
Investments in shares of The
  Alger American Fund
  Portfolios.....................           --            --           --             --               --             --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc...............           --            --           --             --               --             --
Investment in shares of Franklin
  Templeton Variable Insurance
  Products Trust.................           --            --           --             --               --             --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......           --            --           --             --               --             --
                                     ---------     ---------    ---------     ----------       ----------      ---------
  Total assets...................      640,167        63,692          217            374           21,552          7,312

LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............           --            --           --             --               --             --
                                     ---------     ---------    ---------     ----------       ----------      ---------
  Net assets.....................    $ 640,167     $  63,692    $     217     $      374       $   21,552      $   7,312
                                     =========     =========    =========     ==========       ==========      =========

Net asset distribution by
  category:
  Variable life policies.........    $ 640,167     $  63,692    $     217     $      374       $   21,552      $   7,312
                                     =========     =========    =========     ==========       ==========      =========

Units outstanding, June 30,
  2001...........................      522,709        55,099          195            348           35,395          7,216
Net asset value per unit,
  June 30, 2001..................    $1.224708     $1.155937    $1.114551     $ 1.074831       $ 0.608893      $1.013193

                                                        DGPF
                                         DGPF           SMALL
                                    INTERNATIONAL        CAP          DGPF
                                        EQUITY          VALUE        TREND
                                   ----------------  -----------  ------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....    $        --      $      --    $      --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................             --             --           --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds II (VIP II)..............             --             --           --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................             --             --           --
Investments in shares of Delaware
  Group Premium Fund.............     34,152,397          4,249       51,875
Investments in shares of The
  Universal Institutional
  Funds, Inc.....................             --             --           --
Investments in shares of AIM
  Variable Insurance Funds.......             --             --           --
Investments in shares of The
  Alger American Fund
  Portfolios.....................             --             --           --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc...............             --             --           --
Investment in shares of Franklin
  Templeton Variable Insurance
  Products Trust.................             --             --           --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......             --             --           --
                                     -----------      ---------    ---------
  Total assets...................     34,152,397          4,249       51,875
LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............             --             --           --
                                     -----------      ---------    ---------
  Net assets.....................    $34,152,397      $   4,249    $  51,875
                                     ===========      =========    =========
Net asset distribution by
  category:
  Variable life policies.........    $34,152,397      $   4,249    $  51,875
                                     ===========      =========    =========
Units outstanding, June 30,
  2001...........................     24,683,229          3,013       79,264
Net asset value per unit,
  June 30, 2001..................    $  1.383622      $1.410389    $0.654466

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                DGPF                     DGPF        DGPF                            DGPF
                                              STRATEGIC     DGPF       EMERGING     SOCIAL          DGPF            SELECT
                                               INCOME       DEVON      MARKETS     AWARENESS        REIT            GROWTH
                                              ---------  -----------  ----------  -----------  --------------  ----------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --   $      --   $      --    $      --     $       --       $       --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --          --          --           --             --               --
Investments in shares of Fidelity Variable
  Insurance Products Funds II (VIP II)......         --          --          --           --             --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --          --          --           --             --               --
Investments in shares of Delaware Group
  Premium Fund..............................        178      28,968       1,974        8,993          1,516           68,909
Investments in shares of The Universal
  Institutional Funds, Inc..................         --          --          --           --             --               --
Investments in shares of AIM Variable
  Insurance Funds...........................         --          --          --           --             --               --
Investments in shares of The Alger American
  Fund Portfolios...........................         --          --          --           --             --               --
Investments in shares of Alliance Variable
  Products Series Fund, Inc.................         --          --          --           --             --               --
Investment in shares of Franklin Templeton
  Variable Insurance Products Trust.........         --          --          --           --             --               --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...         --          --          --           --             --               --
                                              ---------   ---------   ---------    ---------     ----------       ----------
  Total assets..............................        178      28,968       1,974        8,993          1,516           68,909

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity
  Company (Sponsor).........................         --          --          --           --             --               --
                                              ---------   ---------   ---------    ---------     ----------       ----------
  Net assets................................  $     178   $  28,968   $   1,974    $   8,993     $    1,516       $   68,909
                                              =========   =========   =========    =========     ==========       ==========

Net asset distribution by category:
  Variable life policies....................  $     178   $  28,968   $   1,974    $   8,993     $    1,516       $   68,909
                                              =========   =========   =========    =========     ==========       ==========
Units outstanding, June 30, 2001............        180      30,046       2,350       10,740          1,309          125,478
Net asset value per unit, June 30, 2001.....  $0.988826   $0.964139   $0.840004    $0.837314     $ 1.158031       $ 0.549176

                                                  DGPF            UIF
                                                  U.S.           FIXED            UIF
                                                 GROWTH          INCOME       TECHNOLOGY
                                              ------------  ----------------  -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $      --      $        --      $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --               --             --
Investments in shares of Fidelity Variable
  Insurance Products Funds II (VIP II)......          --               --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --               --             --
Investments in shares of Delaware Group
  Premium Fund..............................      11,445               --             --
Investments in shares of The Universal
  Institutional Funds, Inc..................          --       24,778,569        423,324
Investments in shares of AIM Variable
  Insurance Funds...........................          --               --             --
Investments in shares of The Alger American
  Fund Portfolios...........................          --               --             --
Investments in shares of Alliance Variable
  Products Series Fund, Inc.................          --               --             --
Investment in shares of Franklin Templeton
  Variable Insurance Products Trust.........          --               --             --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...          --               --             --
                                               ---------      -----------      ---------
  Total assets..............................      11,445       24,778,569        423,324
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity
  Company (Sponsor).........................          --               --             --
                                               ---------      -----------      ---------
  Net assets................................   $  11,445      $24,778,569      $ 423,324
                                               =========      ===========      =========
Net asset distribution by category:
  Variable life policies....................   $  11,445      $24,778,569      $ 423,324
                                               =========      ===========      =========
Units outstanding, June 30, 2001............      15,035       20,073,025        834,622
Net asset value per unit, June 30, 2001.....   $0.761262      $  1.234411      $0.507204

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                                      ALGER AMERICAN  ALGER AMERICAN  ALLIANCE GROWTH
                                              AIM V.I.    AIM V.I.      LEVERAGED         SMALL         AND INCOME
                                               GROWTH       VALUE         ALLCAP      CAPITALIZATION      CLASS B
                                              ---------  -----------  --------------  --------------  ---------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --   $      --      $      --       $      --       $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --          --             --              --              --
Investments in shares of Fidelity Variable
  Insurance Products Funds II (VIP II)......         --          --             --              --              --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --          --             --              --              --
Investments in shares of Delaware Group
  Premium Fund..............................         --          --             --              --              --
Investments in shares of The Universal
  Institutional Funds, Inc..................         --          --             --              --              --
Investments in shares of AIM Variable
  Insurance Funds...........................     22,935      31,360             --              --              --
Investments in shares of The Alger American
  Fund Portfolios...........................         --          --          1,473           7,123              --
Investments in shares of Alliance Variable
  Products Series Fund, Inc.................         --          --             --              --           4,981
Investment in shares of Franklin Templeton
  Variable Insurance Products Trust.........         --          --             --              --              --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)            --          --             --              --              --
                                              ---------   ---------      ---------       ---------       ---------
  Total assets..............................     22,935      31,360          1,473           7,123           4,981

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity
  Company (Sponsor).........................         --          --             --              --              --
                                              ---------   ---------      ---------       ---------       ---------
  Net assets................................  $  22,935   $  31,360      $   1,473       $   7,123       $   4,981
                                              =========   =========      =========       =========       =========

Net asset distribution by category:
  Variable life policies....................  $  22,935   $  31,360      $   1,473       $   7,123       $   4,981
                                              =========   =========      =========       =========       =========
Units outstanding, June 30, 2001............     41,262      39,762          1,643          11,600           4,659
Net asset value per unit, June 30, 2001.....  $0.555849   $0.788684      $0.896680       $0.614049       $1.069189

                                                 ALLIANCE        TEMPLETON
                                                TECHNOLOGY     INTERNATIONAL
                                                 CLASS B         SECURITIES
                                              --------------  ----------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................    $      --        $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............           --               --
Investments in shares of Fidelity Variable
  Insurance Products Funds II (VIP II)......           --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................           --               --
Investments in shares of Delaware Group
  Premium Fund..............................           --               --
Investments in shares of The Universal
  Institutional Funds, Inc..................           --               --
Investments in shares of AIM Variable
  Insurance Funds...........................           --               --
Investments in shares of The Alger American
  Fund Portfolios...........................           --               --
Investments in shares of Alliance Variable
  Products Series Fund, Inc.................        3,813               --
Investment in shares of Franklin Templeton
  Variable Insurance Products Trust.........           --           30,639
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)              --               --
                                                ---------        ---------
  Total assets..............................        3,813           30,639
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity
  Company (Sponsor).........................           --               --
                                                ---------        ---------
  Net assets................................    $   3,813        $  30,639
                                                =========        =========
Net asset distribution by category:
  Variable life policies....................    $   3,813        $  30,639
                                                =========        =========
Units outstanding, June 30, 2001............        6,501           34,297
Net asset value per unit, June 30, 2001.....    $0.586524        $0.893331

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                             SELECT INVESTMENT
                                                     CORE EQUITY               GRADE INCOME               MONEY MARKET
                                              -------------------------  -------------------------  -------------------------
                                              FOR THE SIX     FOR THE    FOR THE SIX     FOR THE    FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED   MONTHS ENDED  YEAR ENDED   MONTHS ENDED  YEAR ENDED
                                                6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                              (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends.................................   $  15,278    $   27,326    $2,202,287   $2,442,398     $173,221     $150,112

EXPENSES:
  Mortality and expense risk fees...........       3,016         6,924       139,729      181,608       20,165       13,744
                                               ---------    -----------   ----------   ----------     --------     --------
    Net investment income (loss)............      12,262        20,402     2,062,558    2,260,790      153,056      136,368
                                               ---------    -----------   ----------   ----------     --------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --       547,020            --           --           --           --
  Net realized gain (loss) from sales of
    investments.............................     (69,895)       71,864        20,679      (49,558)          --           --
                                               ---------    -----------   ----------   ----------     --------     --------
    Net realized gain (loss)................     (69,895)      618,884        20,679      (49,558)          --           --
  Net unrealized gain (loss)................    (376,487)   (1,085,162)     (307,415)   1,324,362           --           --
                                               ---------    -----------   ----------   ----------     --------     --------

    Net realized and unrealized gain
      (loss)................................    (446,382)     (466,278)     (286,736)   1,274,804           --           --
                                               ---------    -----------   ----------   ----------     --------     --------
    Net increase (decrease) in net assets
      from operations.......................   $(434,120)   $ (445,876)   $1,775,822   $3,535,594     $153,056     $136,368
                                               =========    ===========   ==========   ==========     ========     ========


                                                    EQUITY INDEX
                                              -------------------------
                                              FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED
                                                6/30/01      12/31/00
                                              (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------
INVESTMENT INCOME:
  Dividends.................................   $  38,552     $  35,868
EXPENSES:
  Mortality and expense risk fees...........      15,250        21,538
                                               ---------     ---------
    Net investment income (loss)............      23,302        14,330
                                               ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --       396,801
  Net realized gain (loss) from sales of
    investments.............................     (67,401)       74,713
                                               ---------     ---------
    Net realized gain (loss)................     (67,401)      471,514
  Net unrealized gain (loss)................    (712,670)     (834,032)
                                               ---------     ---------
    Net realized and unrealized gain
      (loss)................................    (780,071)     (362,518)
                                               ---------     ---------
    Net increase (decrease) in net assets
      from operations.......................   $(756,769)    $(348,188)
                                               =========     =========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   GOVERNMENT BOND       SELECT AGGRESSIVE GROWTH         SELECT GROWTH
                                              -------------------------  -------------------------  --------------------------
                                              FOR THE SIX     FOR THE    FOR THE SIX     FOR THE    FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED   MONTHS ENDED  YEAR ENDED   MONTHS ENDED   YEAR ENDED
                                                6/30/01      12/31/00      6/30/01      12/31/00      6/30/01       12/31/00
                                              (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------  ------------  -----------  ------------  ------------
INVESTMENT INCOME:
  Dividends.................................    $30,982       $53,362     $      --     $      --   $        --   $        --

EXPENSES:
  Mortality and expense risk fees...........      2,306         3,307         4,631        12,909        47,806       110,004
                                                -------       -------     ---------     ---------   -----------   -----------
    Net investment income (loss)............     28,676        50,055        (4,631)      (12,909)      (47,806)     (110,004)
                                                -------       -------     ---------     ---------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         --            --            --       478,859            --     2,411,948
  Net realized gain (loss) from sales of
    investments.............................      1,795         4,087       (59,441)     (246,423)      (49,627)      391,974
                                                -------       -------     ---------     ---------   -----------   -----------
    Net realized gain (loss)................      1,795         4,087       (59,441)      232,436       (49,627)    2,803,922
  Net unrealized gain (loss)................     (3,932)       30,721      (132,746)     (887,116)   (2,170,630)   (6,616,168)
                                                -------       -------     ---------     ---------   -----------   -----------

    Net realized and unrealized gain
      (loss)................................     (2,137)       34,808      (192,187)     (654,680)   (2,220,257)   (3,812,246)
                                                -------       -------     ---------     ---------   -----------   -----------
    Net increase (decrease) in net assets
      from operations.......................    $26,539       $84,863     $(196,818)    $(667,589)  $(2,268,063)  $(3,922,250)
                                                =======       =======     =========     =========   ===========   ===========

                                              SELECT GROWTH AND INCOME
                                              -------------------------
                                              FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED
                                                6/30/01      12/31/00
                                              (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------
INVESTMENT INCOME:
  Dividends.................................   $   3,878     $  12,295
EXPENSES:
  Mortality and expense risk fees...........       5,268         8,880
                                               ---------     ---------
    Net investment income (loss)............      (1,390)        3,415
                                               ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --       288,694
  Net realized gain (loss) from sales of
    investments.............................    (107,584)      (18,593)
                                               ---------     ---------
    Net realized gain (loss)................    (107,584)      270,101
  Net unrealized gain (loss)................      27,326      (422,483)
                                               ---------     ---------
    Net realized and unrealized gain
      (loss)................................     (80,258)     (152,382)
                                               ---------     ---------
    Net increase (decrease) in net assets
      from operations.......................   $ (81,648)    $(148,967)
                                               =========     =========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                              SELECT VALUE OPPORTUNITY   SELECT INTERNATIONAL EQUITY   SELECT CAPITAL APPRECIATION
                                              -------------------------  ----------------------------  ----------------------------
                                              FOR THE SIX     FOR THE    FOR THE SIX      FOR THE       FOR THE SIX      FOR THE
                                              MONTHS ENDED  YEAR ENDED   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                                6/30/01      12/31/00      6/30/01        12/31/00        6/30/01       12/31/00
                                              (UNAUDITED)   (UNAUDITED)  (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              ------------  -----------  ------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends.................................   $       --   $   86,459    $      --     $    31,722      $     --       $     --

EXPENSES:
  Mortality and expense risk fees...........       71,259      131,917       13,849          34,916         4,106          5,279
                                               ----------   ----------    ---------     -----------      --------       --------
    Net investment income (loss)............      (71,259)     (45,458)     (13,849)         (3,194)       (4,106)        (5,279)
                                               ----------   ----------    ---------     -----------      --------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................           --      225,949           --         216,644            --         30,506
  Net realized gain (loss) from sales of
    investments.............................      799,899       58,502       22,825         188,926          (255)        37,099
                                               ----------   ----------    ---------     -----------      --------       --------
    Net realized gain (loss)................      799,899      284,451       22,825         405,570          (255)        67,605
  Net unrealized gain (loss)................    1,864,977    6,728,759     (991,638)     (1,060,090)      (18,624)       (13,430)
                                               ----------   ----------    ---------     -----------      --------       --------

    Net realized and unrealized gain
      (loss)................................    2,664,876    7,013,210     (968,813)       (654,520)      (18,879)        54,175
                                               ----------   ----------    ---------     -----------      --------       --------
    Net increase (decrease) in net assets
      from operations.......................   $2,593,617   $6,967,752    $(982,662)    $  (657,714)     $(22,985)      $ 48,896
                                               ==========   ==========    =========     ===========      ========       ========

                                               SELECT EMERGING MARKETS
                                              -------------------------
                                              FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED
                                                6/30/01      12/31/00
                                              (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------
INVESTMENT INCOME:
  Dividends.................................    $     --     $    347
EXPENSES:
  Mortality and expense risk fees...........         250          929
                                                --------     --------
    Net investment income (loss)............        (250)        (582)
                                                --------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --        2,016
  Net realized gain (loss) from sales of
    investments.............................     (20,675)     (40,699)
                                                --------     --------
    Net realized gain (loss)................     (20,675)     (38,683)
  Net unrealized gain (loss)................      15,334      (38,496)
                                                --------     --------
    Net realized and unrealized gain
      (loss)................................      (5,341)     (77,179)
                                                --------     --------
    Net increase (decrease) in net assets
      from operations.......................    $ (5,591)    $(77,761)
                                                ========     ========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                               SELECT STRATEGIC GROWTH   FIDELITY VIP HIGH INCOME   FIDELITY VIP EQUITY-INCOME
                                              -------------------------  -------------------------  ---------------------------
                                              FOR THE SIX     FOR THE    FOR THE SIX     FOR THE     FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED   MONTHS ENDED  YEAR ENDED   MONTHS ENDED    YEAR ENDED
                                                6/30/01      12/31/00      6/30/01      12/31/00       6/30/01       12/31/00
                                              (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------  ------------  -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends.................................    $     --     $      4     $ 140,923     $  18,351     $  6,764       $ 6,947

EXPENSES:
  Mortality and expense risk fees...........         147          431         4,142         5,271        1,224         3,828
                                                --------     --------     ---------     ---------     --------       -------
    Net investment income (loss)............        (147)        (427)      136,781        13,080        5,540         3,119
                                                --------     --------     ---------     ---------     --------       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --        3,599            --            --       19,005        26,171
  Net realized gain (loss) from sales of
    investments.............................     (64,883)      (7,590)     (184,240)      (50,144)       6,402        13,192
                                                --------     --------     ---------     ---------     --------       -------
    Net realized gain (loss)................     (64,883)      (3,991)     (184,240)      (50,144)      25,407        39,363
  Net unrealized gain (loss)................      45,791      (49,301)     (138,516)     (259,016)     (33,790)       24,047
                                                --------     --------     ---------     ---------     --------       -------

    Net realized and unrealized gain
      (loss)................................     (19,092)     (53,292)     (322,756)     (309,160)      (8,383)       63,410
                                                --------     --------     ---------     ---------     --------       -------
    Net increase (decrease) in net assets
      from operations.......................    $(19,239)    $(53,719)    $(185,975)    $(296,080)    $ (2,843)      $66,529
                                                ========     ========     =========     =========     ========       =======

                                                 FIDELITY VIP GROWTH
                                              -------------------------
                                              FOR THE SIX     FOR THE
                                              MONTHS ENDED  YEAR ENDED
                                                6/30/01      12/31/00
                                              (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------
INVESTMENT INCOME:
  Dividends.................................   $   1,943     $   2,189
EXPENSES:
  Mortality and expense risk fees...........       6,432        18,439
                                               ---------     ---------
    Net investment income (loss)............      (4,489)      (16,250)
                                               ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................     182,626       217,791
  Net realized gain (loss) from sales of
    investments.............................     (48,012)      (53,962)
                                               ---------     ---------
    Net realized gain (loss)................     134,614       163,829
  Net unrealized gain (loss)................    (327,795)     (702,207)
                                               ---------     ---------
    Net realized and unrealized gain
      (loss)................................    (193,181)     (538,378)
                                               ---------     ---------
    Net increase (decrease) in net assets
      from operations.......................   $(197,670)    $(554,628)
                                               =========     =========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                           FIDELITY VIP II ASSET
                                                FIDELITY VIP OVERSEAS             MANAGER            FIDELITY VIP II CONTRAFUND
                                              -------------------------  -------------------------  -----------------------------
                                              FOR THE SIX     FOR THE    FOR THE SIX     FOR THE    FOR THE SIX       FOR THE
                                              MONTHS ENDED  YEAR ENDED   MONTHS ENDED  YEAR ENDED   MONTHS ENDED  PERIOD 11/2/00*
                                                6/30/01      12/31/00      6/30/01      12/31/00      6/30/01       TO 12/31/00
                                              (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)  (UNAUDITED)     (UNAUDITED)
                                              ------------  -----------  ------------  -----------  ------------  ---------------
INVESTMENT INCOME:
  Dividends.................................    $  7,190     $  1,606     $  57,283     $  29,783      $   3          $     --

EXPENSES:
  Mortality and expense risk fees...........         361        1,984         1,257         1,868          1                --
                                                --------     --------     ---------     ---------      -----          --------
    Net investment income (loss)............       6,829         (378)       56,026        27,915          2                --
                                                --------     --------     ---------     ---------      -----          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................      11,365       10,112        21,481        70,166          9                --
  Net realized gain (loss) from sales of
    investments.............................      (6,390)     (30,017)      (24,656)      (11,662)        --           (70,356)
                                                --------     --------     ---------     ---------      -----          --------
    Net realized gain (loss)................       4,975      (19,905)       (3,175)       58,504          9           (70,356)
  Net unrealized gain (loss)................     (30,000)     (43,113)     (104,318)     (141,712)       (36)               --
                                                --------     --------     ---------     ---------      -----          --------

    Net realized and unrealized gain
      (loss)................................     (25,025)     (63,018)     (107,493)      (83,208)       (27)          (70,356)
                                                --------     --------     ---------     ---------      -----          --------
    Net increase (decrease) in net assets
      from operations.......................    $(18,196)    $(63,396)    $ (51,467)    $ (55,293)     $ (25)         $(70,356)
                                                ========     ========     =========     =========      =====          ========


                                              FIDELITY VIP II INDEX 500
                                              --------------------------
                                              FOR THE SIX     FOR THE
                                              MONTHS ENDED   YEAR ENDED
                                                6/30/01       12/31/00
                                              (UNAUDITED)   (UNAUDITED)
                                              ------------  ------------
INVESTMENT INCOME:
  Dividends.................................  $   508,408   $   526,695
EXPENSES:
  Mortality and expense risk fees...........       87,255       186,091
                                              -----------   -----------
    Net investment income (loss)............      421,153       340,604
                                              -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................           --       230,232
  Net realized gain (loss) from sales of
    investments.............................      (63,675)       95,425
                                              -----------   -----------
    Net realized gain (loss)................      (63,675)      325,657
  Net unrealized gain (loss)................   (2,981,793)   (5,728,597)
                                              -----------   -----------
    Net realized and unrealized gain
      (loss)................................   (3,045,468)   (5,402,940)
                                              -----------   -----------
    Net increase (decrease) in net assets
      from operations.......................  $(2,624,315)  $(5,062,336)
                                              ===========   ===========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                    T. ROWE PRICE
                                                 INTERNATIONAL STOCK          DGPF GROWTH & INCOME
                                              --------------------------  -----------------------------
                                               FOR THE SIX     FOR THE     FOR THE SIX      FOR THE
                                              MONTHS ENDED   YEAR ENDED   MONTHS ENDED   PERIOD 5/4/00*
                                                 6/30/01      12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                                              -------------  -----------  -------------  --------------
INVESTMENT INCOME:
  Dividends.................................  $         --   $    6,018   $         99     $      667

EXPENSES:
  Mortality and expense risk fees...........         2,120        6,281            174            169
                                              ------------   ----------   ------------     ----------
    Net investment income (loss)............        (2,120)        (263)           (75)           498
                                              ------------   ----------   ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --       28,885             --             --
  Net realized gain (loss) from sales of
    investments.............................       (12,561)      (8,575)             6             99
                                              ------------   ----------   ------------     ----------
    Net realized gain (loss)................       (12,561)      20,310              6             99
  Net unrealized gain (loss)................       (96,148)    (217,558)          (625)         5,206
                                              ------------   ----------   ------------     ----------

    Net realized and unrealized gain
      (loss)................................      (108,709)    (197,248)          (619)         5,305
                                              ------------   ----------   ------------     ----------
    Net increase (decrease) in net assets
      from operations.......................  $   (110,829)  $ (197,511)  $       (694)    $    5,803
                                              ============   ==========   ============     ==========


                                                  DGPF CAPITAL RESERVES            DGPF CASH RESERVE
                                              -----------------------------  ------------------------------
                                               FOR THE SIX      FOR THE       FOR THE SIX       FOR THE
                                              MONTHS ENDED   PERIOD 4/3/00*  MONTHS ENDED   PERIOD 4/28/00*
                                                 6/30/01      TO 12/31/00       6/30/01       TO 12/31/00
                                               (UNAUDITED)    (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                              -------------  --------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends.................................  $          5     $        3    $          5      $    3,131
EXPENSES:
  Mortality and expense risk fees...........            --             --              --             394
                                              ------------     ----------    ------------      ----------
    Net investment income (loss)............             5              3               5           2,737
                                              ------------     ----------    ------------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --             --              --              --
  Net realized gain (loss) from sales of
    investments.............................            --             --              --              --
                                              ------------     ----------    ------------      ----------
    Net realized gain (loss)................            --             --              --              --
  Net unrealized gain (loss)................             1              3              --              --
                                              ------------     ----------    ------------      ----------
    Net realized and unrealized gain
      (loss)................................             1              3              --              --
                                              ------------     ----------    ------------      ----------
    Net increase (decrease) in net assets
      from operations.......................  $          6     $        6    $          5      $    2,737
                                              ============     ==========    ============      ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                DGPF GROWTH OPPORTUNITIES            DGPF BALANCED
                                              -----------------------------  -----------------------------
                                               FOR THE SIX      FOR THE       FOR THE SIX      FOR THE
                                              MONTHS ENDED   PERIOD 3/8/00*  MONTHS ENDED   PERIOD 3/8/00*
                                                 6/30/01      TO 12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              -------------  --------------  -------------  --------------
INVESTMENT INCOME:
  Dividends.................................  $         --     $       --    $        129     $       27

EXPENSES:
  Mortality and expense risk fees...........            55             75              13             13
                                              ------------     ----------    ------------     ----------
    Net investment income (loss)............           (55)           (75)            116             14
                                              ------------     ----------    ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         4,038             14              --              2
  Net realized gain (loss) from sales of
    investments.............................           (98)            58              (3)            (3)
                                              ------------     ----------    ------------     ----------
    Net realized gain (loss)................         3,940             72              (3)            (1)
  Net unrealized gain (loss)................        (6,246)        (2,673)           (287)            45
                                              ------------     ----------    ------------     ----------
    Net realized and unrealized gain
      (loss)................................        (2,306)        (2,601)           (290)            44
                                              ------------     ----------    ------------     ----------
    Net increase (decrease) in net assets
      from operations.......................  $     (2,361)    $   (2,676)   $       (174)    $       58
                                              ============     ==========    ============     ==========

                                              DGPF INTERNATIONAL EQUITY       DGPF SMALL CAP VALUE
                                              --------------------------  -----------------------------
                                               FOR THE SIX     FOR THE     FOR THE SIX      FOR THE
                                              MONTHS ENDED   YEAR ENDED   MONTHS ENDED   PERIOD 3/8/00*
                                                 6/30/01      12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                                              -------------  -----------  -------------  --------------
INVESTMENT INCOME:
  Dividends.................................  $    902,929   $  965,713   $         30     $       --
EXPENSES:
  Mortality and expense risk fees...........        66,706      149,068              3             --
                                              ------------   -----------  ------------     ----------
    Net investment income (loss)............       836,223      816,645             27             --
                                              ------------   -----------  ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................     2,706,712      791,646             --             --
  Net realized gain (loss) from sales of
    investments.............................       164,085        4,583              1             --
                                              ------------   -----------  ------------     ----------
    Net realized gain (loss)................     2,870,797      796,229              1             --
  Net unrealized gain (loss)................    (6,655,186)  (1,589,074)           235             72
                                              ------------   -----------  ------------     ----------
    Net realized and unrealized gain
      (loss)................................    (3,784,389)    (792,845)           236             72
                                              ------------   -----------  ------------     ----------
    Net increase (decrease) in net assets
      from operations.......................  $ (2,948,166)  $   23,800   $        263     $       72
                                              ============   ===========  ============     ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                       DGPF TREND                DGPF STRATEGIC INCOME       DGPF DEVON
                                              -----------------------------  -----------------------------  -------------
                                               FOR THE SIX      FOR THE       FOR THE SIX      FOR THE       FOR THE SIX
                                              MONTHS ENDED   PERIOD 3/8/00*  MONTHS ENDED   PERIOD 6/8/00*  MONTHS ENDED
                                                 6/30/01      TO 12/31/00       6/30/01      TO 12/31/00       6/30/01
                                               (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
                                              -------------  --------------  -------------  --------------  -------------
INVESTMENT INCOME:
  Dividends.................................  $         --     $       --    $         11     $       --    $        174

EXPENSES:
  Mortality and expense risk fees...........           108            117              --             --              73
                                              ------------     ----------    ------------     ----------    ------------
    Net investment income (loss)............          (108)          (117)             11             --             101
                                              ------------     ----------    ------------     ----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --              8              --             --              --
  Net realized gain (loss) from sales of
    investments.............................            (2)          (139)             --             --              (3)
                                              ------------     ----------    ------------     ----------    ------------
    Net realized gain (loss)................            (2)          (131)             --             --              (3)
  Net unrealized gain (loss)................        (3,055)        (9,934)            (14)             2          (1,489)
                                              ------------     ----------    ------------     ----------    ------------
    Net realized and unrealized gain
      (loss)................................        (3,057)       (10,065)            (14)             2          (1,492)
                                              ------------     ----------    ------------     ----------    ------------
    Net increase (decrease) in net assets
      from operations.......................  $     (3,165)    $  (10,182)   $         (3)    $        2    $     (1,391)
                                              ============     ==========    ============     ==========    ============

                                                DGPF DEVON        DGPF EMERGING MARKETS
                                              --------------  -----------------------------
                                                 FOR THE       FOR THE SIX      FOR THE
                                              PERIOD 3/8/00*  MONTHS ENDED   PERIOD 3/8/00*
                                               TO 12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              --------------  -------------  --------------
INVESTMENT INCOME:
  Dividends.................................    $       --    $          4     $        2
EXPENSES:
  Mortality and expense risk fees...........            76               2              1
                                                ----------    ------------     ----------
    Net investment income (loss)............           (76)              2              1
                                                ----------    ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --              --             --
  Net realized gain (loss) from sales of
    investments.............................            (7)              1             (6)
                                                ----------    ------------     ----------
    Net realized gain (loss)................            (7)              1             (6)
  Net unrealized gain (loss)................        (2,888)            164            (53)
                                                ----------    ------------     ----------
    Net realized and unrealized gain
      (loss)................................        (2,895)            165            (59)
                                                ----------    ------------     ----------
    Net increase (decrease) in net assets
      from operations.......................    $   (2,971)   $        167     $      (58)
                                                ==========    ============     ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                  DGPF SOCIAL AWARENESS                DGPF REIT
                                              -----------------------------  -----------------------------
                                               FOR THE SIX      FOR THE       FOR THE SIX      FOR THE
                                              MONTHS ENDED   PERIOD 4/3/00*  MONTHS ENDED   PERIOD 7/6/00*
                                                 6/30/01      TO 12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              -------------  --------------  -------------  --------------
INVESTMENT INCOME:
  Dividends.................................  $          9     $       --    $          9     $       --

EXPENSES:
  Mortality and expense risk fees...........             5              6               1             --
                                              ------------     ----------    ------------     ----------
    Net investment income (loss)............             4             (6)              8             --
                                              ------------     ----------    ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................           356             --               2             --
  Net realized gain (loss) from sales of
    investments.............................           (31)            (5)              3             --
                                              ------------     ----------    ------------     ----------
    Net realized gain (loss)................           325             (5)              5             --
  Net unrealized gain (loss)................          (704)          (593)            108              7
                                              ------------     ----------    ------------     ----------
    Net realized and unrealized gain
      (loss)................................          (379)          (598)            113              7
                                              ------------     ----------    ------------     ----------
    Net increase (decrease) in net assets
      from operations.......................  $       (375)    $     (604)   $        121     $        7
                                              ============     ==========    ============     ==========

                                                   DGPF SELECT GROWTH              DGPF U.S. GROWTH
                                              -----------------------------  -----------------------------
                                               FOR THE SIX      FOR THE       FOR THE SIX      FOR THE
                                              MONTHS ENDED   PERIOD 3/8/00*  MONTHS ENDED   PERIOD 4/3/00*
                                                 6/30/01      TO 12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              -------------  --------------  -------------  --------------
INVESTMENT INCOME:
  Dividends.................................  $         --     $       --    $         56     $       --
EXPENSES:
  Mortality and expense risk fees...........           162            202              10              7
                                              ------------     ----------    ------------     ----------
    Net investment income (loss)............          (162)          (202)             46             (7)
                                              ------------     ----------    ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --              3              --             --
  Net realized gain (loss) from sales of
    investments.............................           (83)           (27)            (72)             8
                                              ------------     ----------    ------------     ----------
    Net realized gain (loss)................           (83)           (24)            (72)             8
  Net unrealized gain (loss)................        (8,964)       (19,661)         (1,494)          (661)
                                              ------------     ----------    ------------     ----------
    Net realized and unrealized gain
      (loss)................................        (9,047)       (19,685)         (1,566)          (653)
                                              ------------     ----------    ------------     ----------
    Net increase (decrease) in net assets
      from operations.......................  $     (9,209)    $  (19,887)   $     (1,520)    $     (660)
                                              ============     ==========    ============     ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   UIF FIXED INCOME               UIF TECHNOLOGY
                                              --------------------------  ------------------------------
                                               FOR THE SIX     FOR THE     FOR THE SIX       FOR THE
                                              MONTHS ENDED   YEAR ENDED   MONTHS ENDED   PERIOD 5/31/00*
                                                 6/30/01      12/31/00       6/30/01       TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)   (UNAUDITED)     (UNAUDITED)
                                              -------------  -----------  -------------  ---------------
INVESTMENT INCOME:
  Dividends.................................  $         --   $1,906,623   $         --      $       --

EXPENSES:
  Mortality and expense risk fees...........        52,725      106,632            337             458
                                              ------------   ----------   ------------      ----------
    Net investment income (loss)............       (52,725)   1,799,991           (337)           (458)
                                              ------------   ----------   ------------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --           --             --              24
  Net realized gain (loss) from sales of
    investments.............................       186,500      (17,058)       (45,266)         (1,026)
                                              ------------   ----------   ------------      ----------
    Net realized gain (loss)................       186,500      (17,058)       (45,266)         (1,002)
  Net unrealized gain (loss)................     1,168,983    1,379,103           (792)        (60,503)
                                              ------------   ----------   ------------      ----------
    Net realized and unrealized gain
      (loss)................................     1,355,483    1,362,045        (46,058)        (61,505)
                                              ------------   ----------   ------------      ----------
    Net increase (decrease) in net assets
      from operations.......................  $  1,302,758   $3,162,036   $    (46,395)     $  (61,963)
                                              ============   ==========   ============      ==========

                                                     AIM V.I. GROWTH                  AIM V.I. VALUE
                                              ------------------------------  ------------------------------
                                               FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                              MONTHS ENDED   PERIOD 6/14/00*  MONTHS ENDED   PERIOD 8/22/00*
                                                 6/30/01       TO 12/31/00       6/30/01       TO 12/31/00
                                               (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                              -------------  ---------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends.................................  $         --      $        2    $         --      $       36
EXPENSES:
  Mortality and expense risk fees...........            71              70              91              70
                                              ------------      ----------    ------------      ----------
    Net investment income (loss)............           (71)            (68)            (91)            (34)
                                              ------------      ----------    ------------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --             852              --           1,247
  Net realized gain (loss) from sales of
    investments.............................          (200)            (23)            (95)            (18)
                                              ------------      ----------    ------------      ----------
    Net realized gain (loss)................          (200)            829             (95)          1,229
  Net unrealized gain (loss)................        (6,403)        (10,072)         (1,473)         (6,701)
                                              ------------      ----------    ------------      ----------
    Net realized and unrealized gain
      (loss)................................        (6,603)         (9,243)         (1,568)         (5,472)
                                              ------------      ----------    ------------      ----------
    Net increase (decrease) in net assets
      from operations.......................  $     (6,674)     $   (9,311)   $     (1,659)     $   (5,506)
                                              ============      ==========    ============      ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                    ALGER AMERICAN           ALGER AMERICAN               ALLIANCE GROWTH AND
                                   LEVERAGED ALLCAP       SMALL CAPITALIZATION              INCOME CLASS B
                                   ----------------  ------------------------------  -----------------------------
                                       FOR THE        FOR THE SIX       FOR THE       FOR THE SIX      FOR THE
                                    PERIOD 2/2/01*   MONTHS ENDED   PERIOD 6/14/00*  MONTHS ENDED   PERIOD 9/6/00*
                                      TO 6/30/01        6/30/01       TO 12/31/00       6/30/01      TO 12/31/00
                                     (UNAUDITED)      (UNAUDITED)     (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                   ----------------  -------------  ---------------  -------------  --------------
INVESTMENT INCOME:
  Dividends......................    $         --    $          3      $       --    $         26     $       --

EXPENSES:
  Mortality and expense risk
    fees.........................               1               3              --               4              1
                                     ------------    ------------      ----------    ------------     ----------
    Net investment income
      (loss).....................              (1)             --              --              22             (1)
                                     ------------    ------------      ----------    ------------     ----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......              51              --              --             205             --
  Net realized gain (loss) from
    sales of investments.........              (3)             (9)             (3)             10             --
                                     ------------    ------------      ----------    ------------     ----------
    Net realized gain (loss).....              48              (9)             (3)            215             --
  Net unrealized gain (loss).....            (220)            207            (161)            162             45
                                     ------------    ------------      ----------    ------------     ----------
    Net realized and unrealized
      gain (loss)................            (172)            198            (164)            377             45
                                     ------------    ------------      ----------    ------------     ----------
    Net increase (decrease) in
      net assets from
      operations.................    $       (173)   $        198      $     (164)   $        399     $       44
                                     ============    ============      ==========    ============     ==========

                                        ALLIANCE TECHNOLOGY                  TEMPLETON
                                              CLASS B                 INTERNATIONAL SECURITIES
                                   ------------------------------  ------------------------------
                                    FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                   MONTHS ENDED   PERIOD 6/14/00*  MONTHS ENDED   PERIOD 6/14/00*
                                      6/30/01       TO 12/31/00       6/30/01       TO 12/31/00
                                    (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                   -------------  ---------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends......................  $         --      $       --    $        872      $       --
EXPENSES:
  Mortality and expense risk
    fees.........................             2              --             103              71
                                   ------------      ----------    ------------      ----------
    Net investment income
      (loss).....................            (2)             --             769             (71)
                                   ------------      ----------    ------------      ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......           289              --           6,861              --
  Net realized gain (loss) from
    sales of investments.........            (4)             (1)            (25)             (8)
                                   ------------      ----------    ------------      ----------
    Net realized gain (loss).....           285              (1)          6,836              (8)
  Net unrealized gain (loss).....          (338)           (125)        (10,531)         (1,079)
                                   ------------      ----------    ------------      ----------
    Net realized and unrealized
      gain (loss)................           (53)           (126)         (3,695)         (1,087)
                                   ------------      ----------    ------------      ----------
    Net increase (decrease) in
      net assets from
      operations.................  $        (55)     $     (126)   $     (2,926)     $   (1,158)
                                   ============      ==========    ============      ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SELECT
                                  CORE EQUITY         INVESTMENT GRADE INCOME        MONEY MARKET              EQUITY INDEX
                            ------------------------ ------------------------- ------------------------- ------------------------
                                SIX         YEAR         SIX          YEAR         SIX          YEAR         SIX         YEAR
                            MONTHS ENDED    ENDED    MONTHS ENDED    ENDED     MONTHS ENDED    ENDED     MONTHS ENDED    ENDED
                              6/30/01     12/31/00     6/30/01      12/31/00     6/30/01      12/31/00     6/30/01     12/31/00
                            (UNAUDITED)  (UNAUDITED) (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)
                            ------------ ----------- ------------ ------------ ------------ ------------ ------------ -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)............... $    12,262  $   20,402  $ 2,062,558  $ 2,260,790  $   153,056  $   136,368  $    23,302  $   14,330
    Net realized gain
      (loss)...............     (69,895)    618,884       20,679      (49,558)          --           --      (67,401)    471,514
    Net unrealized gain
      (loss)...............    (376,487) (1,085,162)    (307,415)   1,324,362           --           --     (712,670)   (834,032)
                            -----------  ----------- -----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets from
      operations...........    (434,120)   (445,876)   1,775,822    3,535,594      153,056      136,368     (756,769)   (348,188)
                            -----------  ----------- -----------  -----------  -----------  -----------  -----------  ----------

  FROM POLICY TRANSACTIONS:
    Net premiums...........     227,551   1,284,383   38,392,088   15,456,506      276,441    6,005,804      186,226   1,702,202
    Terminations...........     (42,224)   (248,693)     (12,567)     (75,340)     (34,062)     (87,277)    (132,988)   (343,261)
    Insurance and other
      charges..............     (16,499)    (39,010)    (646,513)    (872,194)    (387,314)    (689,647)     (88,522)   (123,945)
    Transfers between
      sub-accounts
      (including fixed
      account), net........    (294,125)   (654,769)    (676,784)   2,046,038     (376,059)  (3,645,548)   5,547,078     349,590
    Other transfers from
      (to) the General
      Account..............       1,250       1,180      (18,948)        (985)        (247)       3,240      (11,680)       (651)
                            -----------  ----------- -----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets from
      policy
      transactions.........    (124,047)    343,091   37,037,276   16,554,025     (521,241)   1,586,572    5,500,114   1,583,935
                            -----------  ----------- -----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets........    (558,167)   (102,785)  38,813,098   20,089,619     (368,185)   1,722,940    4,743,345   1,235,747

NET ASSETS:
  Beginning of period......   4,565,707   4,668,492   44,542,391   24,452,772    7,163,220    5,440,280    3,694,315   2,458,568
                            -----------  ----------- -----------  -----------  -----------  -----------  -----------  ----------
  End of period............ $ 4,007,540  $4,565,707  $83,355,489  $44,542,391  $ 6,795,035  $ 7,163,220  $ 8,437,660  $3,694,315
                            ===========  =========== ===========  ===========  ===========  ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              SELECT                                              SELECT
                                GOVERNMENT BOND          AGGRESSIVE GROWTH           SELECT GROWTH          GROWTH AND INCOME
                            ------------------------ ------------------------- ------------------------- ------------------------
                                SIX         YEAR         SIX          YEAR         SIX          YEAR         SIX         YEAR
                            MONTHS ENDED    ENDED    MONTHS ENDED    ENDED     MONTHS ENDED    ENDED     MONTHS ENDED    ENDED
                              6/30/01     12/31/00     6/30/01      12/31/00     6/30/01      12/31/00     6/30/01     12/31/00
                            (UNAUDITED)  (UNAUDITED) (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)
                            ------------ ----------- ------------ ------------ ------------ ------------ ------------ -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)............... $    28,676  $   50,055   $   (4,631) $   (12,909) $   (47,806) $  (110,004) $    (1,390) $    3,415
    Net realized gain
      (loss)...............       1,795       4,087      (59,441)     232,436      (49,627)   2,803,922     (107,584)    270,101
    Net unrealized gain
      (loss)...............      (3,932)     30,721     (132,746)    (887,116)  (2,170,630)  (6,616,168)      27,326    (422,483)
                            -----------  ----------   ----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets from
      operations...........      26,539      84,863     (196,818)    (667,589)  (2,268,063)  (3,922,250)     (81,648)   (148,967)
                            -----------  ----------   ----------  -----------  -----------  -----------  -----------  ----------

  FROM POLICY TRANSACTIONS:
    Net premiums...........      57,243     137,859      400,268      791,435   12,780,689    2,229,097       91,067     771,186
    Terminations...........          (6)    (10,344)     (49,313)     (62,866)     (22,187)     (25,895)      (7,904)    (24,687)
    Insurance and other
      charges..............     (16,017)    (21,333)     (26,829)     (73,582)    (210,390)    (420,312)     (23,665)    (54,884)
    Transfers between
      sub-accounts
      (including fixed
      account), net........     360,835     701,439      (80,986)     174,957    3,701,714       71,816     (369,546)    894,100
    Other transfers from
      (to) the General
      Account..............           3           8          (11)       1,304        3,870        3,082          228       1,582
                            -----------  ----------   ----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets from
      policy
      transactions.........     402,058     807,629      243,129      831,248   16,253,696    1,857,788     (309,820)  1,587,297
                            -----------  ----------   ----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets........     428,597     892,492       46,311      163,659   13,985,633   (2,064,462)    (391,468)  1,438,330

NET ASSETS:
  Beginning of period......     918,192      25,700    1,540,461    1,376,802   17,665,913   19,730,375    1,798,960     360,630
                            -----------  ----------   ----------  -----------  -----------  -----------  -----------  ----------
  End of period............ $ 1,346,789  $  918,192   $1,586,772  $ 1,540,461  $31,651,546  $17,665,913  $ 1,407,492  $1,798,960
                            ===========  ==========   ==========  ===========  ===========  ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     SELECT                   SELECT                    SELECT                    SELECT
                               VALUE OPPORTUNITY       INTERNATIONAL EQUITY      CAPITAL APPRECIATION        EMERGING MARKETS
                            ------------------------ ------------------------- ------------------------- ------------------------
                                SIX         YEAR         SIX          YEAR         SIX          YEAR         SIX         YEAR
                            MONTHS ENDED    ENDED    MONTHS ENDED    ENDED     MONTHS ENDED    ENDED     MONTHS ENDED    ENDED
                              6/30/01     12/31/00     6/30/01      12/31/00     6/30/01      12/31/00     6/30/01     12/31/00
                            (UNAUDITED)  (UNAUDITED) (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)  (UNAUDITED)
                            ------------ ----------- ------------ ------------ ------------ ------------ ------------ -----------

INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)............... $   (71,259) $  (45,458)  $  (13,849) $    (3,194) $    (4,106) $    (5,279) $      (250) $     (582)
    Net realized gain
      (loss)...............     799,899     284,451       22,825      405,570         (255)      67,605      (20,675)    (38,683)
    Net unrealized gain
      (loss)...............   1,864,977   6,728,759     (991,638)  (1,060,090)     (18,624)     (13,430)      15,334     (38,496)
                            -----------  -----------  ----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets from
      operations...........   2,593,617   6,967,752     (982,662)    (657,714)     (22,985)      48,896       (5,591)    (77,761)
                            -----------  -----------  ----------  -----------  -----------  -----------  -----------  ----------

  FROM POLICY TRANSACTIONS:
    Net premiums...........     909,982   3,566,930      886,508      685,976       14,747      556,183       32,114     131,566
    Terminations...........     (35,743)   (112,057)     (43,881)     (76,036)     (33,443)     (22,970)          --          --
    Insurance and other
      charges..............    (268,919)   (618,763)     (92,586)    (130,507)     (21,145)     (33,365)      (1,074)     (7,540)
    Transfers between
      sub-accounts
      (including fixed
      account), net........  (2,635,574) (2,318,550)     682,041      (26,748)     714,349       46,424      (54,455)     (6,657)
    ther transfers from
      (to) the General
      Account..............      (2,312)     (1,801)      29,464         (156)          29          403           37         177
                            -----------  -----------  ----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets from
      policy
      transactions.........  (2,032,566)    515,759    1,461,546      452,529      674,537      546,675      (23,378)    117,546
                            -----------  -----------  ----------  -----------  -----------  -----------  -----------  ----------
    Net increase (decrease)
      in net assets........     561,051   7,483,511      478,884     (205,185)     651,552      595,571      (28,969)     39,785

NET ASSETS:
  Beginning of period......  28,627,037  21,143,526    6,194,480    6,399,665    1,012,358      416,787       78,208      38,423
                            -----------  -----------  ----------  -----------  -----------  -----------  -----------  ----------
  End of period............ $29,188,088  $28,627,037  $6,673,364  $ 6,194,480  $ 1,663,910  $ 1,012,358  $    49,239  $   78,208
                            ===========  ===========  ==========  ===========  ===========  ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            SELECT
                                                       STRATEGIC GROWTH     FIDELITY VIP HIGH INCOME  FIDELITY VIP EQUITY-INCOME
                                                   ------------------------ ------------------------- ---------------------------
                                                       SIX         YEAR         SIX          YEAR          SIX          YEAR
                                                   MONTHS ENDED    ENDED    MONTHS ENDED    ENDED     MONTHS ENDED      ENDED
                                                     6/30/01     12/31/00     6/30/01      12/31/00      6/30/01      12/31/00
                                                   (UNAUDITED)  (UNAUDITED) (UNAUDITED)  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                                   ------------ ----------- ------------ ------------ ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).................. $      (147) $     (427)  $  136,781  $    13,080   $     5,540   $     3,119
    Net realized gain (loss)......................     (64,883)     (3,991)    (184,240)     (50,144)       25,407        39,363
    Net unrealized gain (loss)....................      45,791     (49,301)    (138,516)    (259,016)      (33,790)       24,047
                                                   -----------  ----------   ----------  -----------   -----------   -----------
    Net increase (decrease) in net assets from
      operations..................................     (19,239)    (53,719)    (185,975)    (296,080)       (2,843)       66,529
                                                   -----------  ----------   ----------  -----------   -----------   -----------

  FROM POLICY TRANSACTIONS:
    Net premiums..................................       6,369      58,849       65,700      641,589       121,005       526,436
    Terminations..................................        (331)       (454)     (15,143)     (51,127)     (112,881)      (36,782)
    Insurance and other charges...................      (1,099)     (4,043)     (29,421)     (41,187)       (9,519)      (31,334)
    Transfers between sub-accounts (including
      fixed
      account), net...............................     (85,151)     88,481      411,609      672,696        (2,667)     (428,188)
    Other transfers from (to) the General
      Account.....................................          (2)        429          327         (730)       (3,007)       (3,607)
                                                   -----------  ----------   ----------  -----------   -----------   -----------
    Net increase (decrease) in net assets from
      policy
      transactions................................     (80,214)    143,262      433,072    1,221,241        (7,069)       26,525
                                                   -----------  ----------   ----------  -----------   -----------   -----------
    Net increase (decrease) in net assets.........     (99,453)     89,543      247,097      925,161        (9,912)       93,054

NET ASSETS:
  Beginning of period.............................     103,968      14,425    1,154,593      229,432       485,235       392,181
                                                   -----------  ----------   ----------  -----------   -----------   -----------
  End of period................................... $     4,515  $  103,968   $1,401,690  $ 1,154,593   $   475,323   $   485,235
                                                   ===========  ==========   ==========  ===========   ===========   ===========


                                                      FIDELITY VIP GROWTH
                                                    ------------------------
                                                        SIX         YEAR
                                                    MONTHS ENDED    ENDED
                                                      6/30/01     12/31/00
                                                    (UNAUDITED)  (UNAUDITED)
                                                    ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)..................  $    (4,489) $  (16,250)
    Net realized gain (loss)......................      134,614     163,829
    Net unrealized gain (loss)....................     (327,795)   (702,207)
                                                    -----------  ----------
    Net increase (decrease) in net assets from
      operations..................................     (197,670)   (554,628)
                                                    -----------  ----------
  FROM POLICY TRANSACTIONS:
    Net premiums..................................    1,297,780   1,397,251
    Terminations..................................     (114,171)    (95,081)
    Insurance and other charges...................      (41,913)   (112,356)
    Transfers between sub-accounts (including
      fixed
      account), net...............................       31,424     239,859
    Other transfers from (to) the General
      Account.....................................      (84,510)     (5,086)
                                                    -----------  ----------
    Net increase (decrease) in net assets from
      policy
      transactions................................    1,088,610   1,424,587
                                                    -----------  ----------
    Net increase (decrease) in net assets.........      890,940     869,959
NET ASSETS:
  Beginning of period.............................    2,881,024   2,011,065
                                                    -----------  ----------
  End of period...................................  $ 3,771,964  $2,881,024
                                                    ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            FIDELITY VIP II ASSET
                                                FIDELITY VIP OVERSEAS              MANAGER             FIDELITY VIP II CONTRAFUND
                                              --------------------------  --------------------------  ----------------------------
                                                   SIX                         SIX                         SIX          PERIOD
                                              MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED   MONTHS ENDED   FROM 11/2/00*
                                                 6/30/01      12/31/00       6/30/01      12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                                              -------------  -----------  -------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $      6,829   $     (378)  $     56,026   $   27,915   $          2     $       --
    Net realized gain (loss)................         4,975      (19,905)        (3,175)      58,504              9        (70,356)
    Net unrealized gain (loss)..............       (30,000)     (43,113)      (104,318)    (141,712)           (36)            --
                                              ------------   ----------   ------------   ----------   ------------     ----------
    Net increase (decrease) in net assets
      from
      operations............................       (18,196)     (63,396)       (51,467)     (55,293)           (25)       (70,356)
                                              ------------   ----------   ------------   ----------   ------------     ----------

  FROM POLICY TRANSACTIONS:
    Net premiums............................        46,060      139,562        277,895      462,593            532             --
    Terminations............................       (20,009)     (50,333)       (27,531)     (49,799)            --             --
    Insurance and other charges.............        (3,057)     (19,391)        (9,620)     (15,666)            --             --
    Transfers between sub-accounts
      (including fixed
      account), net.........................         5,054      (10,086)       (82,657)     126,599             --         70,359
    Other transfers from (to) the General
      Account...............................           611          546            283         (233)            --             --
                                              ------------   ----------   ------------   ----------   ------------     ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................        28,659       60,298        158,370      523,494            532         70,359
                                              ------------   ----------   ------------   ----------   ------------     ----------
    Net increase (decrease) in net assets...        10,463       (3,098)       106,903      468,201            507              3

NET ASSETS:
  Beginning of period.......................       118,342      121,440      1,410,822      942,621              3             --
                                              ------------   ----------   ------------   ----------   ------------     ----------
  End of period.............................  $    128,805   $  118,342   $  1,517,725   $1,410,822   $        510     $        3
                                              ============   ==========   ============   ==========   ============     ==========


                                              FIDELITY VIP II INDEX 500
                                              --------------------------
                                                   SIX
                                              MONTHS ENDED   YEAR ENDED
                                                 6/30/01      12/31/00
                                               (UNAUDITED)   (UNAUDITED)
                                              -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $    421,153   $   340,604
    Net realized gain (loss)................       (63,675)      325,657
    Net unrealized gain (loss)..............    (2,981,793)   (5,728,597)
                                              ------------   -----------
    Net increase (decrease) in net assets
      from
      operations............................    (2,624,315)   (5,062,336)
                                              ------------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums............................       937,338       576,723
    Terminations............................            --        (7,406)
    Insurance and other charges.............      (493,526)     (918,838)
    Transfers between sub-accounts
      (including fixed
      account), net.........................     8,542,255       407,498
    Other transfers from (to) the General
      Account...............................           262        13,168
                                              ------------   -----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................     8,986,329        71,145
                                              ------------   -----------
    Net increase (decrease) in net assets...     6,362,014    (4,991,191)
NET ASSETS:
  Beginning of period.......................    47,975,941    52,967,132
                                              ------------   -----------
  End of period.............................  $ 54,337,955   $47,975,941
                                              ============   ===========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    T. ROWE PRICE
                                                 INTERNATIONAL STOCK        DGPF GROWTH & INCOME       DGPF CAPITAL RESERVES
                                              -------------------------  --------------------------  --------------------------
                                                  SIX                        SIX          PERIOD         SIX          PERIOD
                                              MONTHS ENDED  YEAR ENDED   MONTHS ENDED  FROM 4/5/00*  MONTHS ENDED  FROM 4/3/00*
                                                6/30/01      12/31/00      6/30/01     TO 12/31/00     6/30/01     TO 12/31/00
                                              (UNAUDITED)   (UNAUDITED)  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                              ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment incomse (loss)...........   $  (2,120)    $    (263)    $   (75)       $   498        $  5          $  3
    Net realized gain (loss)................     (12,561)       20,310           6             99          --            --
    Net unrealized gain (loss)..............     (96,148)     (217,558)       (625)         5,206           1             3
                                               ---------     ---------     -------        -------        ----          ----
    Net increase (decrease) in net assets
      from
      operations............................    (110,829)     (197,511)       (694)         5,803           6             6
                                               ---------     ---------     -------        -------        ----          ----

  FROM POLICY TRANSACTIONS:
    Net premiums............................     137,346       439,687      15,764         30,892          75           147
    Terminations............................     (27,081)      (13,931)         --             --          --            --
    Insurance and other charges.............      (9,438)      (39,695)     (1,123)        (1,465)         (8)          (10)
    Transfers between sub-accounts
      (including fixed
      account), net.........................     (32,050)     (176,408)         --         14,525          --            --
    Other transfers from (to) the General
      Account...............................        (936)           45          10            (20)         --             1
                                               ---------     ---------     -------        -------        ----          ----
    Net increase (decrease) in net assets
      from policy
      transactions..........................      67,841       209,698      14,651         43,932          67           138
                                               ---------     ---------     -------        -------        ----          ----
    Net increase (decrease) in net assets...     (42,988)       12,187      13,957         49,735          73           144

NET ASSETS:
  Beginning of period.......................     683,155       670,968      49,735             --         144            --
                                               ---------     ---------     -------        -------        ----          ----
  End of period.............................   $ 640,167     $ 683,155     $63,692        $49,735        $217          $144
                                               =========     =========     =======        =======        ====          ====


                                                   DGPF CASH RESERVE
                                              ----------------------------
                                                  SIX           PERIOD
                                              MONTHS ENDED  FROM 4/28/00*
                                                6/30/01      TO 12/31/00
                                              (UNAUDITED)    (UNAUDITED)
                                              ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment incomse (loss)...........    $     5       $   2,737
    Net realized gain (loss)................         --              --
    Net unrealized gain (loss)..............         --              --
                                                -------       ---------
    Net increase (decrease) in net assets
      from
      operations............................          5           2,737
                                                -------       ---------
  FROM POLICY TRANSACTIONS:
    Net premiums............................      5,341         224,844
    Terminations............................         --              --
    Insurance and other charges.............       (405)         (1,270)
    Transfers between sub-accounts
      (including fixed
      account), net.........................     (4,773)       (226,104)
    Other transfers from (to) the General
      Account...............................         (1)             --
                                                -------       ---------
    Net increase (decrease) in net assets
      from policy
      transactions..........................        162          (2,530)
                                                -------       ---------
    Net increase (decrease) in net assets...        167             207
NET ASSETS:
  Beginning of period.......................        207              --
                                                -------       ---------
  End of period.............................    $   374       $     207
                                                =======       =========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               DGPF GROWTH OPPORTUNITIES          DGPF BALANCED          DGPF INTERNATIONAL EQUITY
                                              ---------------------------  ---------------------------  ---------------------------
                                                  SIX          PERIOD          SIX          PERIOD          SIX
                                              MONTHS ENDED  FROM 3/8/00*   MONTHS ENDED  FROM 3/8/00*   MONTHS ENDED   YEAR ENDED
                                                6/30/01      TO 12/31/00     6/30/01      TO 12/31/00     6/30/01       12/31/00
                                              (UNAUDITED)    (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                                              ------------  -------------  ------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............    $   (55)       $   (75)       $  116        $   14      $   836,223    $   816,645
    Net realized gain (loss)................      3,940             72            (3)           (1)       2,870,797        796,229
    Net unrealized gain (loss)..............     (6,246)        (2,673)         (287)           45       (6,655,186)    (1,589,074)
                                                -------        -------        ------        ------      -----------    -----------
    Net increase (decrease) in net assets
      from
      operations............................     (2,361)        (2,676)         (174)           58       (2,948,166)        23,800
                                                -------        -------        ------        ------      -----------    -----------

  FROM POLICY TRANSACTIONS:
    Net premiums............................      6,224         11,700         2,305         5,788          (26,246)        78,802
    Terminations............................         --         (1,182)           --            --           (9,676)        (8,932)
    Insurance and other charges.............       (507)          (901)         (299)         (342)        (415,616)    (1,281,589)
    Transfers between sub-accounts
      (including fixed
      account), net.........................       (127)        11,416            --            --       (5,977,963)       (76,622)
    Other transfers from (to) the General
      Account...............................          2            (36)           --           (24)            (200)           (36)
                                                -------        -------        ------        ------      -----------    -----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................      5,592         20,997         2,006         5,422       (6,429,701)    (1,288,377)
                                                -------        -------        ------        ------      -----------    -----------
    Net increase (decrease) in net assets...      3,231         18,321         1,832         5,480       (9,377,867)    (1,264,577)

NET ASSETS:
  Beginning of periodul                          18,321             --         5,480            --       43,530,264     44,794,841
                                                -------        -------        ------        ------      -----------    -----------
  End of period.............................    $21,552        $18,321        $7,312        $5,480      $34,152,397    $43,530,264
                                                =======        =======        ======        ======      ===========    ===========

                                                 DGPF SMALL CAP VALUE
                                              ---------------------------
                                                  SIX          PERIOD
                                              MONTHS ENDED  FROM 3/8/00*
                                                6/30/01      TO 12/31/00
                                              (UNAUDITED)    (UNAUDITED)
                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............     $   27         $ --
    Net realized gain (loss)................          1           --
    Net unrealized gain (loss)..............        235           72
                                                 ------         ----
    Net increase (decrease) in net assets
      from
      operations............................        263           72
                                                 ------         ----
  FROM POLICY TRANSACTIONS:
    Net premiums............................      3,155          713
    Terminations............................         --           --
    Insurance and other charges.............       (152)         (45)
    Transfers between sub-accounts
      (including fixed
      account), net.........................        242           --
    Other transfers from (to) the General
      Account...............................         --            1
                                                 ------         ----
    Net increase (decrease) in net assets
      from policy
      transactions..........................      3,245          669
                                                 ------         ----
    Net increase (decrease) in net assets...      3,508          741
NET ASSETS:
  Beginning of periodul                             741           --
                                                 ------         ----
  End of period.............................     $4,249         $741
                                                 ======         ====

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      DGPF TREND              DGPF STRATEGIC INCOME             DGPF DEVON
                                              ---------------------------  ---------------------------  ---------------------------
                                                   SIX          PERIOD          SIX          PERIOD          SIX          PERIOD
                                              MONTHS ENDED   FROM 3/8/00*  MONTHS ENDED   FROM 6/8/00*  MONTHS ENDED   FROM 6/8/00*
                                                 6/30/01     TO 12/31/00      6/30/01     TO 12/31/00      6/30/01     TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                              -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $       (108)   $     (117)  $         11    $       --   $        101    $      (76)
    Net realized gain (loss)................            (2)         (131)            --            --             (3)           (7)
    Net unrealized gain (loss)..............        (3,055)       (9,934)           (14)            2         (1,489)       (2,888)
                                              ------------    ----------   ------------    ----------   ------------    ----------
    Net increase (decrease) in net assets
      from
      operations............................        (3,165)      (10,182)            (3)            2         (1,391)       (2,971)
                                              ------------    ----------   ------------    ----------   ------------    ----------

  FROM POLICY TRANSACTIONS:
    Net premiums............................        11,602        23,068             75           115          6,617        10,560
    Terminations............................            --        (1,162)            --            --             --            --
    Insurance and other charges.............        (1,029)       (1,530)            (5)           (5)          (414)         (552)
    Transfers between sub-accounts
      (including fixed
      account), net.........................            --        34,085             --            --             --        17,125
    Other transfers from (to) the General
      Account...............................             3           185             --            (1)             3            (9)
                                              ------------    ----------   ------------    ----------   ------------    ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................        10,576        54,646             70           109          6,206        27,124
                                              ------------    ----------   ------------    ----------   ------------    ----------
    Net increase (decrease) in net assets...         7,411        44,464             67           111          4,815        24,153

NET ASSETS:
  Beginning of period.......................        44,464            --            111            --         24,153            --
                                              ------------    ----------   ------------    ----------   ------------    ----------
  End of period.............................  $     51,875    $   44,464   $        178    $      111   $     28,968    $   24,153
                                              ============    ==========   ============    ==========   ============    ==========

                                                 DGPF EMERGING MARKETS
                                              ---------------------------
                                                   SIX          PERIOD
                                              MONTHS ENDED   FROM 3/8/00*
                                                 6/30/01     TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)
                                              -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $          2    $        1
    Net realized gain (loss)................             1            (6)
    Net unrealized gain (loss)..............           164           (53)
                                              ------------    ----------
    Net increase (decrease) in net assets
      from
      operations............................           167           (58)
                                              ------------    ----------
  FROM POLICY TRANSACTIONS:
    Net premiums............................         1,147         1,889
    Terminations............................            --          (718)
    Insurance and other charges.............          (199)         (252)
    Transfers between sub-accounts
      (including fixed
      account), net.........................            --            --
    Other transfers from (to) the General
      Account...............................            --            (2)
                                              ------------    ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................           948           917
                                              ------------    ----------
    Net increase (decrease) in net assets...         1,115           859
NET ASSETS:
  Beginning of period.......................           859            --
                                              ------------    ----------
  End of period.............................  $      1,974    $      859
                                              ============    ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                 DGPF SOCIAL AWARENESS              DGPF REIT               DGPF SELECT GROWTH
                                              ---------------------------  ---------------------------  ---------------------------
                                                   SIX          PERIOD          SIX          PERIOD          SIX          PERIOD
                                              MONTHS ENDED   FROM 4/3/00*  MONTHS ENDED   FROM 7/6/00*  MONTHS ENDED   FROM 3/8/00*
                                                 6/30/01     TO 12/31/00      6/30/01     TO 12/31/00      6/30/01     TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                              -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $          4    $       (6)  $          8    $       --   $       (162)   $     (202)
    Net realized gain (loss)................           325            (5)             5            --            (83)          (24)
    Net unrealized gain (loss)..............          (704)         (593)           108             7         (8,964)      (19,661)
                                              ------------    ----------   ------------    ----------   ------------    ----------
    Net increase (decrease) in net assets
      from
      operations............................          (375)         (604)           121             7         (9,209)      (19,887)
                                              ------------    ----------   ------------    ----------   ------------    ----------

  FROM POLICY TRANSACTIONS:
    Net premiums............................         5,052         5,194          1,416           180         15,340        54,051
    Terminations............................            --            --             --            --             --        (1,167)
    Insurance and other charges.............          (166)         (178)          (137)          (71)        (1,824)       (2,954)
    Transfers between sub-accounts
      (including fixed
      account), net.........................            --            --             --            --            840        33,804
    Other transfers from (to) the General
      Account...............................            --            70             --            --            (47)          (38)
                                              ------------    ----------   ------------    ----------   ------------    ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................         4,886         5,086          1,279           109         14,309        83,696
                                              ------------    ----------   ------------    ----------   ------------    ----------
    Net increase (decrease) in net assets...         4,511         4,482          1,400           116          5,100        63,809

NET ASSETS:
  Beginning of period.......................         4,482            --            116            --         63,809            --
                                              ------------    ----------   ------------    ----------   ------------    ----------
  End of period.............................  $      8,993    $    4,482   $      1,516    $      116   $     68,909    $   63,809
                                              ============    ==========   ============    ==========   ============    ==========

                                                   DGPF U.S. GROWTH
                                              ---------------------------
                                                   SIX          PERIOD
                                              MONTHS ENDED   FROM 4/3/00*
                                                 6/30/01     TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)
                                              -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $         46    $       (7)
    Net realized gain (loss)................           (72)            8
    Net unrealized gain (loss)..............        (1,494)         (661)
                                              ------------    ----------
    Net increase (decrease) in net assets
      from
      operations............................        (1,520)         (660)
                                              ------------    ----------
  FROM POLICY TRANSACTIONS:
    Net premiums............................         6,773         8,690
    Terminations............................            --            --
    Insurance and other charges.............          (793)         (911)
    Transfers between sub-accounts
      (including fixed
      account), net.........................            --          (280)
    Other transfers from (to) the General
      Account...............................            --           146
                                              ------------    ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................         5,980         7,645
                                              ------------    ----------
    Net increase (decrease) in net assets...         4,460         6,985
NET ASSETS:
  Beginning of period.......................         6,985            --
                                              ------------    ----------
  End of period.............................  $     11,445    $    6,985
                                              ============    ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   UIF FIXED INCOME              UIF TECHNOLOGY
                                              --------------------------  ----------------------------
                                                   SIX                         SIX          PERIOD
                                              MONTHS ENDED   YEAR ENDED   MONTHS ENDED   FROM 5/31/00*
                                                 6/30/01      12/31/00       6/30/01      TO 12/31/00
                                               (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                                              -------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $    (52,725)  $ 1,799,991  $       (337)    $     (458)
    Net realized gain (loss)................       186,500       (17,058)      (45,266)        (1,002)
    Net unrealized gain (loss)..............     1,168,983     1,379,103          (792)       (60,503)
                                              ------------   -----------  ------------     ----------
    Net increase (decrease) in net assets
      from
      operations............................     1,302,758     3,162,036       (46,395)       (61,963)
                                              ------------   -----------  ------------     ----------

  FROM POLICY TRANSACTIONS:
    Net premiums............................            --            --           228         89,526
    Terminations............................            --            --            --             --
    Insurance and other charges.............      (275,567)     (523,111)       (1,372)        (3,595)
    Transfers between sub-accounts
      (including fixed
      account), net.........................    (8,799,999)           --       314,457        131,652
    Other transfers from (to) the General
      Account...............................            --           (11)           --            786
                                              ------------   -----------  ------------     ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................    (9,075,566)     (523,122)      313,313        218,369
                                              ------------   -----------  ------------     ----------
    Net increase (decrease) in net assets...    (7,772,808)    2,638,914       266,918        156,406

NET ASSETS:
  Beginning of period.......................    32,551,377    29,912,463       156,406             --
                                              ------------   -----------  ------------     ----------
  End of period.............................  $ 24,778,569   $32,551,377  $    423,324     $  156,406
                                              ============   ===========  ============     ==========

                                                    AIM V.I. GROWTH                AIM V.I. VALUE
                                              ----------------------------  ----------------------------
                                                   SIX          PERIOD           SIX          PERIOD
                                              MONTHS ENDED   FROM 6/14/00*  MONTHS ENDED   FROM 8/22/00*
                                                 6/30/01      TO 12/31/00      6/30/01      TO 12/31/00
                                               (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                              -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $        (71)    $      (68)  $        (91)    $      (34)
    Net realized gain (loss)................          (200)           829            (95)         1,229
    Net unrealized gain (loss)..............        (6,403)       (10,072)        (1,473)        (6,701)
                                              ------------     ----------   ------------     ----------
    Net increase (decrease) in net assets
      from
      operations............................        (6,674)        (9,311)        (1,659)        (5,506)
                                              ------------     ----------   ------------     ----------
  FROM POLICY TRANSACTIONS:
    Net premiums............................         4,675            940          5,256             --
    Terminations............................            --             --             --             --
    Insurance and other charges.............          (365)          (134)          (422)          (113)
    Transfers between sub-accounts
      (including fixed
      account), net.........................            --         33,804             --         33,804
    Other transfers from (to) the General
      Account...............................            --             --             --             --
                                              ------------     ----------   ------------     ----------
    Net increase (decrease) in net assets
      from policy
      transactions..........................         4,310         34,610          4,834         33,691
                                              ------------     ----------   ------------     ----------
    Net increase (decrease) in net assets...        (2,364)        25,299          3,175         28,185
NET ASSETS:
  Beginning of period.......................        25,299             --         28,185             --
                                              ------------     ----------   ------------     ----------
  End of period.............................  $     22,935     $   25,299   $     31,360     $   28,185
                                              ============     ==========   ============     ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                    ALGER AMERICAN          ALGER AMERICAN             ALLIANCE GROWTH AND
                                   LEVERAGED ALLCAP      SMALL CAPITALIZATION            INCOME CLASS B
                                   ----------------  ----------------------------  ---------------------------
                                        PERIOD            SIX          PERIOD           SIX          PERIOD
                                     FROM 2/2/01*    MONTHS ENDED   FROM 6/14/00*  MONTHS ENDED   FROM 9/6/00*
                                      TO 6/30/01        6/30/01      TO 12/31/00      6/30/01     TO 12/31/00
                                     (UNAUDITED)      (UNAUDITED)    (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                   ----------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).....................    $         (1)   $         --     $       --   $         22    $       (1)
    Net realized gain (loss).....              48              (9)            (3)           215            --
    Net unrealized gain (loss)...            (220)            207           (161)           162            45
                                     ------------    ------------     ----------   ------------    ----------
    Net increase (decrease) in
      net assets from
      operations.................            (173)            198           (164)           399            44
                                     ------------    ------------     ----------   ------------    ----------

  FROM POLICY TRANSACTIONS:
    Net premiums.................           1,664           5,648            795            237            --
    Terminations.................              --              --             --             --            --
    Insurance and other
      charges....................             (18)           (242)           (27)          (118)          (24)
    Transfers between
      sub-accounts (including
      fixed
      account), net..............              --             955             --          1,909         2,600
    Other transfers from (to) the
      General Account............              --             (39)            (1)           (66)           --
                                     ------------    ------------     ----------   ------------    ----------
    Net increase (decrease) in
      net assets from policy
      transactions...............           1,646           6,322            767          1,962         2,576
                                     ------------    ------------     ----------   ------------    ----------
    Net increase (decrease) in
      net assets.................           1,473           6,520            603          2,361         2,620

NET ASSETS:
  Beginning of period............              --             603             --          2,620            --
                                     ------------    ------------     ----------   ------------    ----------
  End of period..................    $      1,473    $      7,123     $      603   $      4,981    $    2,620
                                     ============    ============     ==========   ============    ==========

                                       ALLIANCE TECHNOLOGY                TEMPLETON
                                             CLASS B               INTERNATIONAL SECURITIES
                                   ----------------------------  ----------------------------
                                        SIX          PERIOD           SIX          PERIOD
                                   MONTHS ENDED   FROM 6/14/00*  MONTHS ENDED   FROM 6/14/00*
                                      6/30/01      TO 12/31/00      6/30/01      TO 12/31/00
                                    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                   -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).....................  $         (2)    $       --   $        769     $      (71)
    Net realized gain (loss).....           285             (1)         6,836             (8)
    Net unrealized gain (loss)...          (338)          (125)       (10,531)        (1,079)
                                   ------------     ----------   ------------     ----------
    Net increase (decrease) in
      net assets from
      operations.................           (55)          (126)        (2,926)        (1,158)
                                   ------------     ----------   ------------     ----------
  FROM POLICY TRANSACTIONS:
    Net premiums.................         2,682            525            905            403
    Terminations.................            --             --             --             --
    Insurance and other
      charges....................           (82)           (12)          (259)          (130)
    Transfers between
      sub-accounts (including
      fixed
      account), net..............           955             --             --         33,804
    Other transfers from (to) the
      General Account............           (74)            --             --             --
                                   ------------     ----------   ------------     ----------
    Net increase (decrease) in
      net assets from policy
      transactions...............         3,481            513            646         34,077
                                   ------------     ----------   ------------     ----------
    Net increase (decrease) in
      net assets.................         3,426            387         (2,280)        32,919
NET ASSETS:
  Beginning of period............           387             --         32,919             --
                                   ------------     ----------   ------------     ----------
  End of period..................  $      3,813     $      387   $     30,639     $   32,919
                                   ============     ==========   ============     ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Group VEL Account (Group VEL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company) established on May 1, 1995 for the purpose of separating from the general assets of the Company, those assets used to fund the variable portion of certain flexible premium variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

    Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers fifty-eight Sub-Accounts of which forty five had investment activity during the six months ended June 30, 2001. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP) or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Company or Delaware International Advisers Ltd.; or of the Universal Institutional Funds, Inc. (UIF) (formerly Morgan Stanley Universal Funds, Inc.) managed by Miller Anderson & Sherrerd, LLP; or of the AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of the Alger American Fund Portfolios (Alger) managed by Fred Alger Management, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance), managed by Alliance Capital Managment, L.P.; or of the Deutsche Asset Management VIT Funds (Deutsche) managed by Bankers Trust Company; or of the Goldman Sachs Variable Insurance Trust (Goldman) managed by Goldman Sachs Asset Management; or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Templeton Investment Counsel, Inc.; or of the J.P. Morgan Series Trust II (MSDW) managed by J.P. Morgan Investment Management Inc.; or of the PIMCO Variable Insurance Trust (PIMCO) managed by Pacific Investment Management Co.; or of the Warburg Pincus Trust (Warburg) managed by Credit Suisse Asset Management, LLC.. AIT, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, UIF, AVIF, Alger, Alliance, Deutsche, Goldman, FT VIP, MSDW, PIMCO and Warburg (the Funds) are open-end, management investment companies registered under the 1940 Act. UIF is available only to employees of Duke Energy Corporation and its affiliates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by Group VEL in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(E) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.
The prospectus consists of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the 1933 Act.
Representations pursuant to Section 26(e) of the 1940 Act.
The signatures.

Written consents of the following persons:

         1.   Actuarial Consent
         2.   Opinion of Counsel
         3.   Consent of Independent Accountants

The following exhibits:

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company of November 22, 1993 establishing the Group VEL Account was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

          (2)  Not Applicable.

          (3) (a) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (b) Registered Representatives/Agents Agreement was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (c) Sales Agreements were previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and are incorporated by reference herein.

               (d) Commission Schedule was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (e) General Agent's Agreement was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (f) Career Agent Agreement was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (g) Form of Delaware Wholesaling Agreement was previously filed in Post-Effective Amendment No. 10 on December 15, 1998, and is incorporated by reference herein.

          (4)  Not Applicable.

          (5) Policy and initial Riders were previously filed in Post-Effective Amendment No. 9 on April 16, 1998 and are incorporated by reference herein. The Preferred Loan Endorsement and Exchange to Term Rider were previously filed in Post-Effective Amendment No. 5 on April 30, 1997, and are incorporated by reference herein.

          (6) Articles of Incorporation and Bylaws, as amended, of the Company were previously filed in Post-Effective Amendment No. 1 on October 1, 1995, and are incorporated by reference herein.

          (7)  Not Applicable.

          (8) (a) Amendment dated August 20, 2001 to the Allmerica Investment Trust Participation Agreement is filed herewith. Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (b) Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement is filed herewith. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and is incorporated be reference herein. Amendments dated March 29, 2000 and November 13, 1998 to the Variable Insurance Products Fund Participation Agreement were previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (c) Form of Amendment dated October 1, 2001 to the Variable Products Fund II Participation Agreement is filed herewith. Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in June 2001 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529 and is incorporated by reference herein. Amendments dated March 29, 2000 and November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement were previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 18, 2001 in Post-Effective Amendment No. 23 of Registration No. 33-14672/811-5183 and is incorporated by reference herein Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

               (e) Amendment to Schedule A dated December 14, 2000 to the T. Rowe Price International Series, Inc. Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (f) An Amendment to the Fidelity Services Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Fidelity Service Agreement, effective as of November 1, 1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

               (g) Service Agreement with Rowe Price-Fleming International, Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (h) Amendment to the Service Fee Agreement Letter with Morgan Stanley Asset Management, Inc. was previously filed in Post-Effective Amendment No. 13 on April 26, 2000, and is incorporated by reference herein. Service Fee Agreement Letter with Morgan Stanley Asset Management, Inc., was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (i) Amendment to the Participation Agreement with Morgan Stanley was previously filed in Post-Effective Amendment No. 13 on April 26, 2000, and is incorporated by reference herein. Participation Agreement with Morgan Stanley was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

               (j) Form of Amendment dated November 1, 2001 to the Alliance Amended and Restated Participation Agreement is filed herewith. Amendment dated May 1, 2001 to the Alliance Amended and Restated Participation Agreement was previously filed on in June 2001 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529 and is incorporated by reference herein. Merger and Consolidation Agreement and Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and are incorporated by reference herein.

               (k) Participation Agreement between the Company and Janus Distributors, Inc. dated February 25, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529, and is incorporated by reference herein.

               (l) Participation Agreement between the Company and PIMCO Variable Insurance Trust dated August 17, 2000 was previously filed in April 26, 2001 in Post-Effective Amendment No. 14 to this Registration Statement and is incorporated by reference herein.

          (9)  Directors' Power of Attorney is filed herewith.

          (10) Amended Application was previously filed in Post-Effective Amendment No. 10 on December 15, 1998, and is incorporated by reference herein. Application was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

     2.   Policy and Policy riders are as set forth in Item 1(5) above.

     3.   Opinion of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial Consent is filed herewith.

     7. Procedures Memorandum dated August, 1994 pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B) was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

     8.   Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 15th day of October, 2001.
                              GROUP VEL ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                            -------------------------
                            Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       October 15, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
---------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
---------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated May 21, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-82658)

                             FORM S-6 EXHIBIT TABLE

Exhibit 1(8)(a) Amendment dated August 20, 2001 to the Allmerica Investment Trust Participation Agreement

Exhibit 1(8)(b) Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement

Exhibit 1(8)(c) Form of Amendment dated October 1, 2001 to the Variable Products Fund II Participation Agreement

Exhibit 1(8)(d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement

Exhibit 1(8)(j) Form of Amendment dated November 1, 2001 to the Alliance Amended and Restated Participation Agreement

Exhibit 1(9)        Directors' Power of Attorney

Exhibit 3           Opinion of Counsel

Exhibit 6           Actuarial Consent

Exhibit 8           Consent of Independent Accountants